Filed with the Securities and Exchange Commission on July 17, 2009

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 287	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 289	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on __________________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 287 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to introduce five new series to the Trust:  the Macquarie Emerging Growth Fund, the Macquarie Global Infrastructure Securities Fund, the Macquarie Global Real Estate Securities Fund, the Macquarie Real Estate Securities Fund and the Macquarie Agency MBS Total Return Fund.  This Post-Effective Amendment No. 287 has been conformed to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Subject to Completion—Dated July 17, 2009

The information in this Prospectus is not complete and may be changed.  The issuer may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Trading Symbol:
Macquarie Emerging Growth Fund
Class A	[_______]
Class C	[_______]
Macquarie Global Infrastructure Securities Fund
Class A	[_______]
Class C	[_______]
Macquarie Global Real Estate Securities Fund
Class A	[_______]
Class C	[_______]
Macquarie Real Estate Securities Fund
Class A	[_______]
Class C	[_______]
Macquarie Agency MBS Total Return Fund
Class A	[_______]
Class C	[_______]

Each a “Fund”, together, the “Funds” or “Macquarie Funds”; each Fund is a series of the
Advisors Series Trust (the “Trust”)

Prospectus

September 30, 2009

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

INVESTMENTS IN THE FUNDS REFERRED TO HEREIN ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ABN 46 008 583 542 (“MBL”) NOR ANY MACQUARIE GROUP COMPANY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND PRINCIPAL INVESTED. NEITHER MBL NOR ANY OTHER MEMBER COMPANY OF THE MACQUARIE GROUP GUARANTEES THE PERFORMANCE OF THE FUNDS, OR THE REPAYMENT OF CAPITAL FROM THE FUNDS OR ANY PARTICULAR RATE OF RETURN.

SUMMARY SECTION
Macquarie Emerging Growth Fund	3
Macquarie Global Infrastructure Securities Fund	7
Macquarie Global Real Estate Securities Fund	11
Macquarie Real Estate Securities Fund	15
Macquarie Agency MBS Total Return Fund	19

INVESTMENT STRATEGIES AND RELATED RISKS
Investment Strategies
Macquarie Emerging Growth Fund	23
Macquarie Global Infrastructure Securities Fund	24
Macquarie Global Real Estate Securities Fund	25
Macquarie Real Estate Securities Fund	26
Macquarie Agency MBS Total Return Fund	27
Related Principal Risks
General Risks	28
Principal Risks	29
Additional Risks	33
Disclosure of Portfolio Holdings	33

MANAGEMENT OF THE FUNDS	33
About Macquarie Funds Group	33
The Investment Adviser	34
Prior Performance	35
Portfolio Management	39

SHAREHOLDER INFORMATION	40
Classes of Shares	40
How to Purchase, Exchange and Redeem Shares	44
Purchasing	44
Exchanging and Redeeming	47
Additional Shareholder Information	51
Distribution and Shareholder Servicing Plans	53
Distributions	54
Taxes	56
FINANCIAL HIGHLIGHTS	57

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.

SUMMARY SECTION

Macquarie Emerging Growth Fund (“Emerging Growth Fund”)

Investment Objective
The Emerging Growth Fund’s investment objective is to seek to generate long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Emerging Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Macquarie Funds.  More information about these and other discounts is available from your financial professional and in the “Description of Share Classes” section on page __ of this Prospectus and the “Purchase and Redemption of Fund Shares” section on page __ of the Macquarie Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None (1)	1.00%
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Shareholder Servicing Fee	0.15%	0.15%
Other Expenses(3)	3.14%	3.14%
Acquired Fund Fees and Expenses (“AFFE”)(4)	0.45%	0.45%
Total Annual Fund Operating Expenses	4.74%	5.49%
Less: Fee Waiver/Expense Reimbursement(5)	-2.79%	-2.79%
Net Annual Fund Operating Expenses(5)	1.95%	2.70%

(1)
If no sales charge was paid at the time of purchase as part of an investment that is $1 million or more, shares redeemed within twelve months of such purchase may be subject to a maximum deferred sales charge of 1.00%.  See “Description of Share Classes.”

(2)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(3)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(4)
AFFE are indirect fees that the Emerging Growth Fund incurs from investing in the shares of other mutual funds and/or exchange-traded funds (collectively, “Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The AFFE are based on estimated amounts for the current fiscal year.

(5)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Emerging Growth Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.50% of average daily net assets for Class A shares, and 2.25% of average daily net assets for Class C shares (each an “Expense Cap,” and together the “Expense Caps”).  The Adviser is permitted to seek recoupment from the Emerging Growth Fund, subject to limitations, for management fees it waived and Emerging Growth Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Emerging Growth Fund’s Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you pay the maximum sales charge (load), your investment has a 5% return each year, dividends and distributions are reinvested, and the Emerging Growth Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
If you redeem your shares at the end of the period:	$713	$1,105
If you do not redeem your shares at the end of the period:	$713	$1,105
Class C
If you redeem your shares at the end of the period:	$373	$838
If you do not redeem your shares at the end of the period:	$273	$838

Portfolio Turnover.  The Emerging Growth Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Growth Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Growth Fund’s performance.

Principal Investment Strategies of the Fund
The Emerging Growth Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. entities which provide exposure to equity securities listed on stock exchanges in emerging markets or to emerging market equity indices. The Emerging Growth Fund will primarily invest in emerging markets through exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), index futures, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and total return swaps on indices and futures.

For purposes of this policy, the emerging market universe includes the following countries plus any other emerging market countries as determined by the Adviser: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Turkey, Thailand, Venezuela.

Under normal circumstances, the Emerging Growth Fund anticipates it will allocate a substantial amount of its total assets in securities that provide exposure to: (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; and (iv) issuers doing a substantial amount of business outside the U.S.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the Emerging Growth Fund may deviate substantially from the allocation described above.

The Emerging Growth Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Emerging Growth Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk. Concentration risk is the risk that adverse events in particular industries, and therefore in the stocks of companies in those industries, will significantly affect the performance of the Emerging Growth Fund.  The investment style of the Emerging Growth Fund may result in a concentrated group of investments focused on gaining exposure to particular regions, and through those investments, gaining exposure to companies in particular industries.  Examples of such industries in emerging market countries may include financials, energy, oil and gas, and telecommunications.

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may impact the value of the Emerging Growth Fund’s investments.  The risk exists for investments that provide exposure to securities which are listed on foreign stock exchanges as well as investments that provide exposure to securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Derivative Securities Risk.  The Emerging Growth Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. A risk of the Emerging Growth Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•
Emerging Markets Risk.  There are heightened risks associated with investing in securities that provide exposure to emerging markets, including the potential for additional volatility, political unrest and economic change (including a reduction in economic growth in emerging markets).  This risk includes the risk of a government of an emerging market country invoking policy or regulation that changes the established rights of private sector companies or that prevent or limit the repatriation of foreign capital.

•
Exchange-Traded Funds Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values (“NAVs”) of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading commissions unlike mutual funds.

•
Exchange-Traded Notes Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, and legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Foreign Securities Risk.  The Emerging Growth Fund may invest in securities that provide exposure to companies located in countries other than the U.S. and as such, the Emerging Growth Fund may be exposed to risks associated with foreign investments, as well as investments in securities of companies which have international operations.  Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Emerging Growth Fund to buy and sell securities in those markets.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Emerging Growth Fund has exposure, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The Emerging Growth Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Emerging Growth Fund’s share price, as compared to a diversified fund.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne by the Fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Emerging Growth Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Emerging Growth Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Emerging Growth Fund.

For more information on the risks of investing in the Emerging Growth Fund, please see “Related Risks” on page [__].

Performance
When the Emerging Growth Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Emerging Growth Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Emerging Growth Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  David Dali, a Managing Director of Macquarie, and John Janasiewicz, a Senior Vice President of Macquarie, have been the portfolio managers of the Emerging Growth Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Growth Fund shares on any business day by mail (Macquarie Emerging Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Emerging Growth Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Emerging Growth Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Tax Information
The Emerging Growth Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Emerging Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Emerging Growth Fund and its Adviser or its affiliates may pay the intermediary for the sale of Emerging Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Emerging Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Global Infrastructure Securities Fund (“Global Infrastructure Fund”)

Investment Objective
The Global Infrastructure Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Global Infrastructure Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Macquarie Funds.  More information about these and other discounts is available from your financial professional and in the “Description of Share Classes” section on page __ of this Prospectus and the “Purchase and Redemption of Fund Shares” section on page ___ of the Macquarie Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None (1)	1.00%
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Shareholder Servicing Fee	0.15%	0.15%
Other Expenses(3)	2.76%	2.76%
Total Annual Fund Operating Expenses	4.06%	4.81%
Less: Fee Waiver/Expense Reimbursement(4)	-2.46%	-2.46%
Net Annual Fund Operating Expenses(4)	1.60%	2.35%

(1)
If no sales charge was paid at the time of purchase as part of an investment that is $1 million or more, shares redeemed within twelve months of such purchase may be subject to a maximum deferred sales charge of 1.00%.  See “Description of Share Classes.”

(2)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(3)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(4)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Global Infrastructure Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.60% of average daily net assets for Class A shares, and 2.35% of average daily net assets for Class C shares (each an “Expense Cap,” and together the “Expense Caps”). The Adviser is permitted to seek recoupment from the Global Infrastructure Fund, subject to limitations, for management fees it waived and Global Infrastructure Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Global Infrastructure Fund’s Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Global Infrastructure Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Global Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you pay the maximum sales charge (load), your investment has a 5% return each year, dividends and distributions are reinvested, and the Global Infrastructure Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
If you redeem your shares at the end of the period:	$679	$1,003
If you do not redeem your shares at the end of the period:	$679	$1,003
Class C
If you redeem your shares at the end of the period:	$338	$733
If you do not redeem your shares at the end of the period:	$238	$733

Portfolio Turnover.  The Global Infrastructure Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Infrastructure Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Infrastructure Fund’s performance.

Principal Investment Strategies of the Fund
The Global Infrastructure Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry.  Such securities include common, convertible and preferred stock, stapled securities, income trusts and general and limited partnerships issued by infrastructure and infrastructure-related companies.  All equity investments of the Global Infrastructure Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of the Adviser, the company derives the majority of its revenue from infrastructure related activities such as owning or operating infrastructure assets (including: transportation assets such as toll roads, airports, seaports and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction and concrete).

Under normal circumstances, the Global Infrastructure Fund anticipates it will allocate a substantial amount of its total assets in securities: (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the U.S.  The Global Infrastructure Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the Global Infrastructure Fund may deviate substantially from the allocation described above.

The Global Infrastructure Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Global Infrastructure Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk.  Concentration risk is the risk that adverse events in the global infrastructure market causing poor performance in the stocks of global infrastructure companies will significantly affect the performance of the Global Infrastructure Fund.

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the U.S. Dollar and foreign currencies may impact the value of the Global Infrastructure Fund’s investments.  The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Foreign Securities Risk.  The Global Infrastructure Fund may invest in companies located in countries other than the U.S. and as such the Global Infrastructure Fund may be exposed to risks associated with foreign investments, as well as investments in securities of companies which have international operations.  Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Global Infrastructure Fund to buy and sell securities in those markets.  Such foreign securities risks may be even greater in emerging markets.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Global Infrastructure Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Master Limited Partnership Risk.  Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

•
Non-Diversification Risk.  The Global Infrastructure Fund is a non-diversified fund. It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Global Infrastructure Fund’s share price, as compared to a diversified fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Global Infrastructure Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Global Infrastructure Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Global Infrastructure Fund.

For more information on the risks of investing in the Global Infrastructure Fund, please see “Related Risks” on page [__].

Performance
When the Global Infrastructure Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Global Infrastructure Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Global Infrastructure Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager. Andrew Maple Brown, a Senior Vice President of Macquarie, has been the Global Infrastructure Fund’s portfolio manager since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global Infrastructure Fund shares on any business day by mail (Macquarie Global Infrastructure Securities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Global Infrastructure Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Global Infrastructure Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Tax Information
The Global Infrastructure Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Infrastructure Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Global Infrastructure Fund and its Adviser or its affiliates may pay the intermediary for the sale of Global Infrastructure Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Global Infrastructure Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Global Real Estate Securities Fund (“Global RE Fund”)

Investment Objective
The Global RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Global RE Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Macquarie Funds.  More information about these and other discounts is available from your financial professional and in the “Description of Share Classes” section on page __ of this Prospectus and the “Purchase and Redemption of Fund Shares” section on page ___ of the Macquarie Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None (1)	1.00%
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Shareholder Servicing Fee	0.15%	0.15%
Other Expenses(3)	0.66%	0.66%
Total Annual Fund Operating Expenses	1.81%	2.56%
Less: Fee Waiver/Expense Reimbursement(4)	-0.41%	-0.41%
Net Annual Fund Operating Expenses(4)	1.40%	2.15%

(1)
If no sales charge was paid at the time of purchase as part of an investment that is $1 million or more, shares redeemed within twelve months of such purchase may be subject to a maximum deferred sales charge of 1.00%.  See “Description of Share Classes.”

(2)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(3)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(4)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Global RE Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.40% of average daily net assets for Class A shares, and 2.15% of average daily net assets for Class C shares (each an “Expense Cap,” and together the “Expense Caps”).  The Adviser is permitted to seek recoupment from the Global RE Fund, subject to limitations, for management fees it waived and Global RE Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Global RE Fund’s Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Global RE Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Global RE Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you pay the maximum sales charge (load), your investment has a 5% return each year, dividends and distributions are reinvested, and the Global RE Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
If you redeem your shares at the end of the period:	$660	$945
If you do not redeem your shares at the end of the period:	$660	$945
Class C
If you redeem your shares at the end of the period:	$318	$673
If you do not redeem your shares at the end of the period:	$218	$673

Portfolio Turnover. The Global RE Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global RE Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global RE Fund’s performance.

Principal Investment Strategies of the Fund
The Global RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.   All equity investments of the Global RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. or outside of the U.S., including emerging market countries.

For the purposes of the Global RE Fund, a company is considered to be a real estate company if, in the opinion of the Adviser, the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

Under normal circumstances, the Global RE Fund anticipates it will allocate a substantial amount of its total assets in securities: (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the U.S.  The Global RE Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the Global RE Fund may deviate substantially from the allocation described above.

The Global RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Global RE Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk.  Concentration risk is the risk that adverse events in the real estate market causing poor performance in the stocks of real estate companies will significantly affect the performance of the Global RE Fund.

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the US Dollar and foreign currencies may impact the value of the Global RE Fund’s investments.  The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Foreign Securities Risk.  The Global RE Fund may invest in companies located in countries other than the U.S. and as such the Fund may be exposed to risks associated with foreign investments,, as well as investments in securities of companies which have international operations.  Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Global RE Fund to buy and sell securities in those markets. Such foreign securities risks may be even greater in emerging markets.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Global RE Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The Global RE Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer, which could affect the value of your investment.  It may also increase the volatility of the Global RE Fund’s share price, as compared to a diversified fund.

•
REIT Investment Risk.  Investments in REITs involve unique risks.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Global RE Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the Global RE Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. You should carefully consider this additional volatility risk before making any investment in the Global RE Fund.

For more information on the risks of investing in the Global RE Fund, please see “Related Risks” on page [__].

Performance
When the Global RE Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Global RE Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Global RE Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  David Kivell, a Senior Managing Director of Macquarie, and Charles Song, a Managing Director of Macquarie, have been the portfolio managers of the Global RE Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global RE Fund shares on any business day by mail (Macquarie Global RE Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Global RE Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Global RE Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Tax Information
The Global RE Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global RE Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Global RE Fund and its Adviser or its affiliates may pay the intermediary for the sale of Global RE Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Global RE Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Real Estate Securities Fund (“RE Fund”)

Investment Objective
The RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the RE Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Macquarie Funds.  More information about these and other discounts is available from your financial professional and in the “Description of Share Classes” section on page __ of this Prospectus and the “Purchase and Redemption of Fund Shares” section on page ___ of the Macquarie Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None (1)	1.00%
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Shareholder Servicing Fee	0.15%	0.15%
Other Expenses(3)	0.74%	0.74%
Total Annual Fund Operating Expenses	1.79%	2.54%
Less: Fee Waiver/Expense Reimbursement(4)	-0.54%	-0.54%
Net Annual Fund Operating Expenses(4)	1.25%	2.00%

(1)
If no sales charge was paid at the time of purchase as part of an investment that is $1 million or more, shares redeemed within twelve months of such purchase may be subject to a maximum deferred sales charge of 1.00%.  See “Description of Share Classes.”

(2)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(3)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(4)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay RE Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.25% of average daily net assets for Class A shares, and 2.00% of average daily net assets for Class C shares (each an “Expense Cap,” and together the “Expense Caps”).  The Adviser is permitted to seek recoupment from the RE Fund, subject to limitations, for management fees it waived and RE Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the RE Fund’s Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the RE Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the RE Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you pay the maximum sales charge (load), your investment has a 5% return each year, dividends and distributions are reinvested, and the RE Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
If you redeem your shares at the end of the period:	$646	$901
If you do not redeem your shares at the end of the period:	$646	$901
Class C
If you redeem your shares at the end of the period:	$303	$627
If you do not redeem your shares at the end of the period:	$203	$627

Portfolio Turnover. The RE Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when RE Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the RE Fund’s performance.

Principal Investment Strategies of the Fund
The RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.  All equity investments of the RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S.

For the purposes of the RE Fund, a company is considered to be a real estate company if, in the opinion of the Adviser, the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the RE Fund may deviate substantially from the allocation described above.

The RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the RE Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk.  Concentration risk is the risk that adverse events in the real estate market causing poor performance in the stocks of real estate companies will significantly affect the performance of the RE Fund.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the RE Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The RE Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the RE Fund’s share price, as compared to a diversified fund.

•
REIT Investment Risk.  Investments in REITs involve unique risks.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the RE Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the RE Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. You should carefully consider this additional volatility risk before making any investment in the RE Fund.

For more information on the risks of investing in the RE Fund, please see “Related Risks” on page [__].

Performance
When the RE Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the RE Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the RE Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  Charles Song, a Managing Director of Macquarie, has been the portfolio manager of the RE Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem RE Fund shares on any business day by mail (Macquarie RE Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________]. Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account. Investors who wish to purchase, exchange or redeem RE Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts are shown below, although the RE Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Tax Information
The RE Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the RE Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the RE Fund and its Adviser or its affiliates may pay the intermediary for the sale of RE Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the RE Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Agency MBS Total Return Fund (“Agency MBS Fund”)

Investment Objective
The Agency MBS Fund’s investment objective is to seek to achieve the maximum total return outcome consistent with the preservation of capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Agency MBS Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Macquarie Funds.  More information about these and other discounts is available from your financial professional and in the “Description of Share Classes” section on page __ of this Prospectus and the “Purchase and Redemption of Fund Shares” section on page ___ of the Macquarie Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None (1)	1.00%
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Shareholder Servicing Fee	0.15%	0.15%
Other Expenses(3)	0.54%	0.54%
Total Annual Fund Operating Expenses	1.44%	2.19%
Less: Fee Waiver/Expense Reimbursement(4)	-0.39%	-0.39%
Net Annual Fund Operating Expenses(4)	1.05%	1.80%

(1)
If no sales charge was paid at the time of purchase as part of an investment that is $1 million or more, shares redeemed within twelve months of such purchase may be subject to a maximum deferred sales charge of 1.00%.  See “Description of Share Classes.”

(2)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(3)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(4)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Agency MBS Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.05% of average daily net assets for Class A shares, and 1.80% of average daily net assets for Class C shares (each an “Expense Cap,” and together the “Expense Caps”).  The Adviser is permitted to seek recoupment from the Agency MBS Fund, subject to limitations, for management fees it waived and Agency MBS Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Agency MBS Fund’s Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Agency MBS Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Agency MBS Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you pay the maximum sales charge (load), your investment has a 5% return each year, dividends and distributions are reinvested, and the Agency MBS Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
If you redeem your shares at the end of the period:	$478	$697
If you do not redeem your shares at the end of the period:	$478	$697
Class C
If you redeem your shares at the end of the period:	$283	$566
If you do not redeem your shares at the end of the period:	$183	$566

Portfolio Turnover. The Agency MBS Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Agency MBS Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Agency MBS Fund’s performance.

Principal Investment Strategies of the Fund
The Agency MBS Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in mortgage securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. Government, including derivatives of these securities.  Such issuers or guarantors include the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  These entities guarantee payment of principal and interest on the pools of home mortgages they guarantee and issue.  Agency mortgage securities are typically fixed-rate securities that pay principal and interest from a pool of underlying residential mortgage loans (more commonly referred to as mortgage-backed securities or “Agency MBS”).  Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

The Agency MBS Fund will also make tactical investments in other types of related interest rate securities when the Adviser expects returns from those securities to contribute to achieving the investment objective of the Agency MBS Fund.  Such securities include U.S. Treasury securities, agency adjustable-rate mortgage securities (“ARMS”), agency stripped mortgage-backed securities (“SMBS”), and U.S. agency debentures.  In addition, the Adviser will actively manage the interest rate exposure of the Agency MBS Fund through the purchase or sale of U.S. Treasury futures contracts and to-be announced (“TBA”) securities.  The Adviser will purchase or sell such securities when seeking to either protect the net asset value (“NAV”) of the Agency MBS Fund or add to its overall income.

If engaged in temporary defensive strategies, the Agency MBS Fund may deviate substantially from the allocation described above.

The Agency MBS Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Agency MBS Fund.  The following principal risks could affect the value of your investment:

•
Derivative Securities Risk.  The Agency MBS Fund’s use of derivatives may reduce the Agency MBS Fund’s returns and/or increase volatility.  Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.  A risk of the Agency MBS Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•
Guaranteed Securities Risk.  The Agency MBS Fund invests in securities issued or guaranteed by U.S. Government-sponsored entities, including GNMA, FNMA and FHLMC.  However, securities issued by FNMA and FHLMC are not guaranteed or insured by the U.S. Government and are only supported by the credit of the issuing agency.

•
Hedging Risk.  The Adviser may hedge some or all of the Agency MBS Fund’s portfolio by taking long and short positions in related securities.  Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of such portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus seeking to moderate the decline in the portfolio position’s value.  Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase.

•
Interest Rate Risk.  Interest rate risk arises with changes in market yields that change the value of fixed income investments.  As the Agency MBS Fund will generally have large exposure to fixed income securities, movements in market yields may impact the value of your investment in the Agency MBS Fund.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Agency MBS Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Mortgage-Backed Securities Risk.  Mortgage-backed securities risks include prepayment risk and extension risk.  Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value of these securities. Extension risk is the risk that rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates which may cause them to lose value.

•
Non-Diversification Risk.  The Agency MBS Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Agency MBS Fund’s share price, as compared to a diversified fund.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne by the Fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Short Sale Risk.  A short sale is the sale by the Agency MBS Fund of a security or futures contract which it may not own and must settle on a future date on the expectation that its market price will drop.  Short sales involve additional costs and risks.  If a security sold short increases in price, the Agency MBS Fund may be required to cover its short position at a higher price than the short sale price, resulting in a loss.

•
TBA and When-Issued Securities Risk.  TBA and when-issued securities involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  When-issued transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. TBA purchase commitments and when-issued transactions may give rise to a form of leverage.  Investment in TBA or when-issued transactions tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and as a result the Fund may be more volatile that if it had not engaged in such transactions.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Agency MBS Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the Agency MBS Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Agency MBS Fund.

For more information on the risks of investing in the Agency MBS Fund, please see “Related Risks” on page [__].

Performance
When the Agency MBS Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Agency MBS Fund toll-free at [________].

Management
Investment Adviser. Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Agency MBS Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  William Mawhorter, a Managing Director of Macquarie, has been the portfolio manager of the Agency MBS Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Agency MBS Fund shares on any business day by mail (Macquarie Agency MBS Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Agency MBS Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Agency MBS Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Tax Information
The Agency MBS Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Agency MBS Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Agency MBS Fund and its Adviser or its affiliates may pay the intermediary for the sale of Agency MBS Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Agency MBS Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT STRATEGIES AND RELATED RISKS

Investment Strategies
The Funds will not change their investment policies of investing at least 80% of their net assets in securities suggested by the Funds’ names without first changing the respective Fund’s name and providing shareholders with at least 60 days’ prior notice.  Each Fund’s investment objective is fundamental.

Emerging Growth Fund

Investment Objective
The Emerging Growth Fund’s investment objective is to seek to generate long-term capital appreciation.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. entities which provide exposure to equity securities listed on stock exchanges in emerging markets or to emerging market equity indices. The Emerging Growth Fund will primarily invest in ETFs, ETNs, index futures, ADRs, GDRs and total return swaps on indices and futures.

For purposes of this policy, the emerging market universe includes the following countries plus any other emerging market countries as determined by the Adviser: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Turkey, Thailand, Venezuela.

Under normal circumstances, the Emerging Growth Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Emerging Growth Fund would invest at least 30%) of its total assets in securities that provide exposure to:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and
(iv)
issuers doing a substantial amount of business outside the U.S., which the Emerging Growth Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Emerging Growth Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The Adviser uses country allocation as the primary method of determining its investments. In constructing the portfolio, the Adviser first develops global themes based upon factors such as economic growth, risk appetite, commodity prices, geopolitics and liquidity levels. Secondly, the Adviser develops emerging market themes including those related to local interest rates, inflation, currencies, balance of payments and investment flows. The Adviser then evaluates the individual countries to identify portfolio weights, based upon proprietary models and analysis. The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Emerging Growth Fund’s principal investment strategies, the Emerging Growth Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the Emerging Growth Fund may not achieve its investment objective.

Global Infrastructure Fund

Investment Objective
The Global Infrastructure Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The Global Infrastructure Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry.  Such securities include common, convertible and preferred stock, stapled securities, income trusts and general and limited partnerships issued by infrastructure and infrastructure-related companies.  All equity investments of the Global Infrastructure Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries.

The Global Infrastructure Fund may also invest in debt securities issued by infrastructure and infrastructure-related companies and derivatives over any securities issued by infrastructure and infrastructure-related companies.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of the Adviser, the company derives the majority of its revenue from infrastructure related activities such as owning or operating infrastructure assets (including: transportation assets such as toll roads, airports, seaports and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction and concrete).

Under normal circumstances, the Global Infrastructure Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Global Infrastructure Fund would invest at least 30%) of its total assets in securities of:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and
(iv)
issuers doing a substantial amount of business outside the U.S., which the Global Infrastructure Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Global Infrastructure Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Global Infrastructure Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The foundation of the Global Infrastructure Fund’s investment process is comprehensive and ongoing analysis of infrastructure markets, using the specialist research and knowledge of the infrastructure investment team.  The Adviser believes that a systematic approach based on fundamental analysis to identify long-term value in infrastructure and infrastructure-related companies will produce superior investment performance.  The Adviser’s specialist infrastructure securities investment team analyzes infrastructure companies to determine the quality of the infrastructure assets that are owned, operated or managed by these companies and that therefore underpin these companies’ cash flow and growth.  The Adviser’s specialist infrastructure securities investment team also analyzes infrastructure-related companies through review of key revenue and earnings drivers, growth potential, management quality, competitive analysis and infrastructure characteristics.  Preference is given to securities that exhibit stability in earnings and a positive earnings outlook.  For each infrastructure and infrastructure-related company, the Adviser will develop a target valuation based upon proprietary models and the fundamental analysis discussed above.  This information will then be used to construct a portfolio diversified by country and infrastructure sub-sector.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Global Infrastructure Fund’s principal investment strategies, the Global Infrastructure Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the Global Infrastructure Fund may not achieve its investment objective.

Global RE Fund

Investment Objective
The Global RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The Global RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.  All equity investments of the Global RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. or outside of the U.S. including emerging markets countries.

The Global RE Fund may also invest in debt securities issued by real estate companies, and derivatives of securities issued by real estate companies.

For the purposes of the Global RE Fund, a company is considered to be a real estate company if the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

Under normal circumstances, the Global RE Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Global RE Fund would invest at least 30%) of its total assets in securities of:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and

(iv)
issuers doing a substantial amount of business outside the U.S., which the Global RE Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Global RE Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Global RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The foundation of the Global RE Fund’s investment process is comprehensive and ongoing analysis of real estate and capital markets.  The Adviser utilizes a top-down asset allocation process to screen macro-economic and capital market indicators to tilt the Global RE Fund’s portfolio towards the region(s) which have the greatest return expectations over the short to medium term.  The bottom-up process incorporates regional nuances of real estate with investment specialists in North America, Asia, Europe, and Australia.  Regional investment specialists utilize tailored processes to incorporate local drivers into decision making.  Each process yields a regional portfolio of stocks that is integrated into the global real estate securities portfolio.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Global RE Fund’s principal investment strategies, the Global RE Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities.  When temporary defensive positions are taken, the Global RE Fund may not achieve its investment objective.

RE Fund

Investment Objective
The RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.  All equity investments of the RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S.

The RE Fund may also invest in debt securities issued by real estate companies, and derivatives of any securities issued by real estate companies.

For the purposes of the RE Fund, a company is considered to be a real estate company if the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

The RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The foundation of the RE Fund’s investment process is comprehensive and ongoing analysis of real estate and capital markets.  In respect of the RE Fund, the Adviser utilizes an investment process that is driven by both top-down and bottom-up analysis, incorporating the nuances of a well-developed public REIT market.  The top-down analysis screens macro-economic and capital market indicators to define a smaller universe of stocks which are then valued through the bottom-up process. The final portfolio is constructed and sized based on individual securities’ risk-return rankings, adjusted for the aggregate risks of the portfolio.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the RE Fund’s principal investment strategies, the RE Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the RE Fund may not achieve its investment objective.

Agency MBS Fund

Investment Objective
The Agency MBS Fund’s investment objective is to seek to achieve the maximum total return outcome consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies
The Agency MBS Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in mortgage securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. Government, including derivatives of these securities.  Such issuers or guarantors include the GNMA, the FNMA and the FHLMC.  These entities guarantee payment of principal and interest on the pools of home mortgages they guarantee and issue.  Agency mortgage securities are typically fixed-rate securities that pay principal and interest from a pool of underlying residential mortgage loans (more commonly referred to as mortgage-backed securities or “Agency MBS”).

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.

•
Pass-Through Certificates guaranteed by the GNMA (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the U.S. Government.  GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury Department to make payments under its guarantee.

•
Mortgage-related securities issued by the FNMA (also known as “Fannie Mae”) include Mortgage Pass-Through Certificates, which are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by or entitled to the full faith and credit of the U.S., but are supported by the right of FNMA to borrow from the U.S. Treasury Department.  FNMA was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company.

•
Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a stockholder-owned corporation chartered by Congress in 1970.  Freddie Macs are not guaranteed by the U.S. Government or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  While FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA or FHLMC.

The Agency MBS Fund will also make tactical investments in other types of related securities when the Adviser expects returns from those securities to contribute to the investment objective of the Agency MBS Fund.  Such securities include U.S. Treasury securities, agency ARMS, agency SMBS and U.S. agency debentures.  In addition, the Adviser will actively manage the interest rate exposure of the Agency MBS Fund through the purchase or sale of U.S. Treasury futures contracts and TBA securities (a term used to describe a forward mortgage-backed securities trade characterized by the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made).  The Adviser will purchase or sell such securities when seeking to either protect the NAV of the Agency MBS Fund or add to its overall income.

The Agency MBS Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

In respect of the Agency MBS Fund, the Adviser uses top-down and bottom-up investment processes.  The top-down process seeks to identify macro trends that could affect the level and direction of interest rates, volatility and spreads, while the complementary bottom-up process focuses on identifying attractive securities within the Agency MBS universe or other government related fixed-income sectors that conform with top-down views.  Advanced quantitative tools are employed to assess the risk/reward profile of individual securities in portfolio construction as well as to manage portfolio risk under multiple scenarios.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Agency MBS Fund’s principal investment strategies, the Agency MBS Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities.  When temporary defensive positions are taken, the Agency MBS Fund may not achieve its investment objective.

Related Risks of Investing in the Macquarie Funds

General Risks

As with all mutual funds, investing in a Macquarie Fund involves certain risks.  The Adviser cannot guarantee that a Macquarie Fund will meet its investment objective.  Losing all or a portion of your investment is a risk of investing in the Macquarie Funds.

The Macquarie Funds use various investment techniques, some of which involve greater amounts of risk.  These investment techniques are described in more detail in the SAI.

You should consider the risks described below before you decide to invest in the Macquarie Funds.  Except as noted, each of these risks applies to each Macquarie Fund.

Principal Risks

The following principal risks are common to all of the Funds:
•
Market Risk.  Market risk is the risk that adverse changes to a company to which a Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  Each Fund is classified as a non-diversified fund.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer, which could affect the value of your investment. It may also increase the volatility of each of the Funds’ share price, as compared to diversified funds.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, governments globally have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear.  Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a Fund’s ability to achieve its investment objective..

The following principal risks were summarized previously and apply to the specific Fund(s) noted:
•
Concentration Risk.  Concentration risk is the risk that poor performance in a group of stocks common to a particular region, industry or other grouping will significantly affect the performance of a Fund.  This risk is particularly pertinent as Funds that seek to focus on investments in particular regions, industries or other groupings consistent with their strategy.  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund, RE Fund)

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may impact the value of the Fund’s investments.  The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund)

•
Derivative Securities Risk.  A Fund’s use of derivatives may reduce that Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.  A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities.  The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately.  A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potential unlimited.  Finally, the Adviser may not be able to predict correctly the direction of securities prices, interest rates, and other economic factors, which could cause a Fund’s derivatives positions to lose value.  When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.  Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.  (Emerging Growth Fund, Agency MBS Fund)

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Emerging Markets Risk.  Emerging markets risk refers to the potential for a Fund to invest in securities which are listed on the exchanges of emerging economies, as well as investing in companies which are located or have operations within such markets.  Emerging markets are typically more volatile than developed markets and may expose a Fund to issues such as heightened political risk, securities whose valuations fluctuate widely, sovereign intervention and the potential for domestic economic management to impact on the viability of infrastructure-based operations within that market.  This risk includes the risk of a government of an emerging market invoking policy or regulation that changes the established rights of private sector companies or the operation of financial markets. There is a further risk that a government may prevent or limit the repatriation of foreign capital or the availability of legal redress through the courts.  (Emerging Growth Fund)

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Exchange-Traded Funds Risk.  ETFs are investment companies that are bought and sold on a securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETFs operating expenses, including the potential duplication of advisory fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track.  An ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  (Emerging Growth Fund)

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Exchange-Traded Notes Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  The notes and other financial instruments held by the ETN are unsecured debt of the issuer of the ETN.  Consequently, in the event of a bankruptcy, insolvency or liquidation involving the issuer of the ETN, any of those securities or instruments that the ETN owns will be subject to the claims of the issuer’s creditors generally and will not be available specifically for the benefit of the Fund.  The principal, interest or any other amounts payable on the notes, and the amount of money or warrant property payable or deliverable in respect of the warrants, constitute the issuer’s direct, unconditional, unsecured and unsubordinated obligations ranking pari passu, without any preference among themselves, with all of the issuer’s other outstanding unsecured and unsubordinated obligations, present and future, except those obligations as are preferred by operation of law.  (Emerging Growth Fund)

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Foreign Securities Risk. As the Funds may invest, directly or indirectly, in companies or markets located in countries other than the U.S. or in companies which have operations outside the U.S., they may be exposed to risks associated with foreign investments, including:

(i)	The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates;
(ii)	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions;
(iii)	Foreign holdings may be adversely affected by foreign government action;
(iv)	International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings;
(v)	The economies of certain countries may compare unfavorably with the U.S. economy; and
(vi)	Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.
  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund)
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Guaranteed Securities Risk. The Fund may invest in securities issued or guaranteed by U.S. Government-sponsored entities, including FNMA and FHLMC. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. Obligations of U.S Government agencies and authorities are supported by varying degrees of credit but generally are not backed in their entirety by the U.S Government. No assurance can be given that the U.S Government will provide financial support to its agencies and authorities if it is not obligated to do so. In respect of FNMA and FHLMC, they are subject to government supervision and regulation though these securities are not insured or guaranteed by the U.S. Government. Any adverse regulatory action could impact the prices of the securities the Fund owns. (Agency MBS Fund)

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Hedging Risk. The Adviser may hedge some or all of a Fund’s portfolio by taking long and short positions in related securities. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of such portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. In the event of an imperfect correlation between the position in a hedging instrument and the portfolio position that it is intended to protect, the desired protection may not be obtained, and the Fund may be exposed to a risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine in its sole discretion not to hedge against certain risks, and certain risks may exist that cannot be hedged. (Agency MBS Fund)

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Interest Rate Risk. Interest rate risk arises with changes in market yields that change the value of fixed income investments. The Agency MBS Fund may have large exposure to fixed income securities, therefore, movements in market yields may impact the value of your investment in the Agency MBS Fund. (Agency MBS Fund)

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Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a Fund from closing out its position or rebalancing within a timely period and at a fair price. Investments in emerging market securities may be less liquid at times than investments in more developed markets. While every effort is made for the Funds to be able to satisfy redemption requests, prevailing market conditions may result in a Fund not being able to satisfy redemption requests when they are received. The Funds may also suspend redemptions in certain circumstances. (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund, RE Fund)

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Master Limited Partnership Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. MLPs also involve certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are also subject to risks associated with such industry or region. The benefit derived from a Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. (Global Infrastructure Fund)

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Mortgage-Backed Securities Risks. Mortgage-backed securities risks include prepayment risk and extension risk. Prepayment risk is that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value of these securities. In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Extension risk is the risk that rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates which may cause them to lose value. (Agency MBS Fund)

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject you to a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance. The Funds’ annual portfolio turnover rate is expected to be greater than 100%. (Emerging Growth Fund, Agency MBS Fund)

•
REIT Investment Risk. The value and performance of equity, mortgage and hybrid REITs depends on how well the property owned by the REIT is managed. A REIT’s performance also depends on that company’s ability to finance property purchases and renovations and manage its cash flows. Both the Global RE Fund and the RE Fund may invest a substantial portion of its assets in equity REITs under normal conditions. An equity REIT holds equity positions in real estate. Equity REITs can provide their shareholders with income from the leasing of its properties and from the capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. In addition, an individual REIT’s securities value can decline if the REIT fails to continue qualifying for special tax treatment. (Global RE Fund, RE Fund)

•
Short Sale Risk. The Agency MBS Fund may actively engage in short selling. A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that its market price will drop. Short sales involve additional costs and risks. If a security sold short increases in price, the relevant Fund may be required to cover its short position at a higher price than the short sale price, resulting in a loss. While theoretically, the most an individual may lose on a long position is the total price paid, the total loss potential for a short sale is not definable. In addition, a fund may not be able to close out a short position at a profit or at an acceptable price and may be forced to sell long positions to cover accumulated losses in the short portfolio. A fund may also pay transaction costs and borrowing fees in connection with short sales. (Agency MBS Fund)

•
TBA and When-Issued Securities Risk. TBA and when-issued securities involve a risk of loss if the value of the security to be purchased declines prior to settlement date. If the Fund chooses to dispose of the TBA or when-issued security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. TBA purchase commitments and when-issued transactions may give rise to a form of leverage. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Use of these transactions may cause the Fund to liquidate portfolio positions to satisfy its obligations to meet segregation requirements when it may not be advantageous to do so. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such transactions than when it sets aside cash. Investment in TBA or when-issued transactions tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and as a result the Fund may be more volatile that if it had not engaged in such transactions. (Agency MBS Fund)

Additional Risks

A description of additional risks that may be applicable to some or all of the Funds can be found in the SAI.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The annual and semi-annual portfolio holdings for the Funds will be posted on the Funds’ website at www.macquariefunds.com until updated with the next required annual or semi-annual regulatory filing with the Securities and Exchange Commission (“SEC”). The Annual and Semi-Annual Reports are available by contacting [_______________], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling [____________] and on the SEC’s website at www.sec.gov. The Annual and Semi-Annual Reports are also posted on the Funds’ website.

Management of the Funds

About Macquarie Funds Group

Macquarie Funds Group (“MFG”) is a full service fund manager with over 25 years experience offering a diverse range of products across a wide range of asset classes, including managed funds, funds-based structured products, hedge funds and fund of funds.

MFG has global reach with over 600 staff across 19 global locations. As of March 31, 2009, MFG had over $45 billion in assets under management. In the U.S., MFG operates its businesses out of a number of registered U.S. investment advisory entities regulated by the SEC, including Macquarie Capital Investment Management LLC, the adviser to the Funds.

MFG is part of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services. Headquartered in Australia, Macquarie operates in more than 70 office locations in 26 countries and employs more than 12,700 people and had assets under management of $169 billion at March 31, 2009.

Macquarie provides a diversified range of services to clients and acts on behalf of institutional, corporate and retail clients and counterparties around the world. Macquarie Group Limited is listed on the Australian Securities Exchange (ASX:MQG) and, as the owner of Macquarie Bank Limited, an authorised deposit taker, is regulated by the Australian Prudential Regulatory Authority (“APRA”), the Australian banking regulator.

The Adviser

Macquarie Capital Investment Management LLC (“MCIM” or the “Adviser”) is the investment adviser to the Funds. MCIM supervises all aspects of the Funds’ operations and advises the Funds, subject to oversight by the Board of Trustees of the Trust (the “Board”). The Adviser has provided investment advisory services to each of the Funds since their inception.

For its services, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to the amounts shown below, expressed as a percentage of each Fund’s average daily net assets:

Fund	Management Fee
Emerging Growth Fund	0.75%
Global Infrastructure Fund	0.90%
Global RE Fund	0.75%
RE Fund	0.65%
Agency MBS Fund	0.50%

MCIM provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ semi-annual report for the period covering the Funds’ inception to March 31, 2010.

MCIM is a Delaware corporation, with an office located at 125 West 55th Street, Level 10, New York, NY 10019. The Adviser has provided investment advisory services to investment companies, pension and profit sharing plans, and other pooled investment vehicles since 2004. The Adviser is a wholly-owned indirect subsidiary of Macquarie Group Limited.

Fund Operating Expenses

As stated above, the Adviser has agreed contractually to cap Net Annual Fund Operating Expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of a Fund’s business, if any) of each share class of each Fund at the levels shown in each Fund’s expense table (the “Expense Cap”).

To achieve this Expense Cap, the Adviser and each Fund have entered into an operating expenses limitation agreement. The agreement sets a limit on certain operating expenses of each class of shares of each Fund and requires the Adviser to waive management fees or pay Fund expenses if a Fund’s operating expenses exceed that limit.

The Adviser is permitted to seek recoupment from the applicable Fund, subject to limitations, for management fees it waived and Fund expenses it paid for three years from the date management fees were waived or expenses were paid, provided that any such recoupment during any fiscal year will not cause the Net Annual Fund Operating Expenses of the applicable share class to exceed the applicable Expense Cap.

Conflicts of Interest

The investment activities of MCIM and its affiliates (including their affiliates, directors, partners, trustees, managing members, officers and employees) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. Please see “Investment Adviser and Other Services – Material Conflicts of Interest” in the SAI for more information.

Prior Performance

The following table sets forth performance data relating to the historical performance of various funds managed by the same MCIM and Macquarie personnel responsible for the day-to-day management of the Funds for the periods indicated, and that have investment objectives, policies, strategies and risks substantially similar to those of each of the Funds. The funds shown below are the only funds managed by the Adviser in a substantially similar manner to the portfolios of the Funds, unless indicated below.The data is provided to illustrate the past performance of Macquarie and the portfolio managers in managing substantially similar accounts as measured against the applicable indices shown, and does not represent the performance of the Funds. The funds that are included in these tables are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (except for the U.S. registered closed-end fund discussed below). Consequently, the performance results for the funds expressed below could have been adversely affected if they had been regulated as investment companies under the federal securities laws. You should not consider this performance data as an indication of future performance of the Funds.

Emerging Growth Fund
Macquarie Capital Investment Management LLC
Macquarie BRIC Advantage Fund (Unhedged) – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 11/2/06
(i) Relevant Indices
MSCI EM Index	33.57%	34.26%	-54.48%	1.84%	-15.73%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie BRIC Advantage Fund (Unhedged) (in USD, net of fees)	28.07%	28.65%	-36.81%	—	-2.36%

The Macquarie BRIC Advantage Fund (Unhedged) (“BRIC Advantage Fund”) is an Australian-registered open-end fund that invests predominantly in securities that provide exposure to emerging market economies with a particular focus on Brazil, Russia, India and China. The BRIC Advantage Fund was launched on November 2, 2006. The minimum asset level for an account to be included in the BRIC Advantage Fund is approximately $35,000 ($50,000 AUD).

The management fee for investments in the BRIC Advantage Fund is 1.20% of average daily net assets unless otherwise negotiated. A performance fee of 20% of the outperformance of the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) is payable in U.S. dollars calculated daily and subject to specific performance hurdles. Investment performance returns and market values are calculated in U.S. and Australian dollars, and are shown above in U.S. dollars only.

The data shown represents past performance and offers no guarantee or representation of future results. The BRIC Advantage Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Emerging Growth Fund by the 1940 Act or the Code.

Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Global Infrastructure Total Return Fund, Inc. – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	First Half 2009	One Year	Three Year	Since Inception: 8/25/2005
(i) Relevant Indices
Macquarie Global Infrastructure Index	16.31%	-1.68%	-31.91%	4.79%	5.12%
MSCI Daily TR Gross World USD	21.05%	6.79%	-40.33%	-7.60%	-5.09%
S&P Global Infrastructure Index	21.62%	2.22%	-38.98%	1.60%	2.39%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie Global Infrastructure Total Return Fund (MGU) (NAV)	28.44%	7.67%	-48.83%	-3.58%	-4.01%
MGU NAV (Unlevered Estimate) (net of fees)*	[20.73%]	[6.24%]	[-37.39%]	[-0.37%]	[-1.13%]
*
The Adviser currently manages a separate client account in a substantially similar manner to MGU.  The account’s performance during the time periods referred to herein do not materially differ from MGU’s Unlevered Returns.

The Macquarie Global Infrastructure Total Return Fund is a U.S.-registered closed-end fund, listed on the New York Stock Exchange (NYSE: MGU), that seeks to achieve its investment objective of providing investors with a high level of total return consisting of dividends and other income, and capital appreciation by investing at least 80% of its total assets in equity and equity-like securities issued by U.S. and non-U.S. issuers that primarily own or operate infrastructure assets. MGU was launched on August 25, 2005.

MGU currently employs leverage in its strategy. For the purposes of this section, MGU’s periodic unleveraged rate of return (“Unlevered Return”) is presented in the table above as well as MGU’s actual performance. The Unlevered Return is calculated based on the change between MGU’s Gross Market Value (as defined) at the beginning and end of the period. MGU’s Gross Market Value represents its net asset value plus any outstanding borrowing and any interest expenses incurred on the borrowings during the period.

The periodic unleveraged rate of return is calculated based on the change between MGU’s Gross Market Values at the end of the period and the beginning of the period adjusted for the interest expense, incurred on the borrowing/leverage during the period, and divided by MGU’s Gross Market Value at the beginning of the period. Gross Market Value represents the Net Asset Value of the Fund plus outstanding borrowing/leverage. Interest Expense is added back to the change in Gross Market Values because, under the assumption of the unleveraged method, the Global Infrastructure Fund would not have incurred the expense of borrowing/leverage.

The management fee for all accounts in MGU is 1.00% of the fund’s total assets for total assets of the fund up to and including $300 million, 0.90% of the fund’s total assets for total assets of the fund over $300 million up to and including $500 million, and 0.65% of the fund’s total assets for total assets of the fund over $500 million. Investment performance returns and market values are calculated in U.S. dollars.

The data shown represents past performance and offers no guarantee or representation of future results.

Global RE Fund
Macquarie Investment Management Limited
Macquarie Global Property Securities Fund – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 12/10/06
(i) Relevant Indices
FTSE EPRA/NAREIT Developed Total Return Index (USD) (Before March 1, 2007, the index was UBS Global Index (USD))	35.91%	5.88%	-47.72%	N/A	-29.69%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie Global Property Securities Fund (USD Class B) (net of fees)	29.31%	6.32%	-44.48%	N/A	-24.16%
*Note – The USD Class B originated after the AUD share class. The Index returns are thus reported from both inception dates. Exchange rates are calculated as per the WM/REUTERS 4 p.m. London close at the end of each month.

The Macquarie Global Property Securities Fund is an Australian-registered open-end fund that invests predominantly in a diversified portfolio of property securities listed, or securities that are expected to be listed, on stock exchanges in regions including Australia, Asia, Europe and North America. The Macquarie Global Property Securities Fund was launched on October 17, 2005. The minimum asset level for an account to be included in the Macquarie Global Property Securities Fund is approximately $70,000 ($100,000 AUD).

The management fee for all accounts in the fund is 1.00% of average daily net assets. Investment performance returns and market values are calculated in U.S. and Australian dollars.

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since 12/10/2006*
(i) Relevant Indices
FTSE NAREIT Equity REIT Index	28.85%	-12.21%	-37.73%	-10.83%	-10.38%
(ii) Accounts/Composites with Same or Similar Strategies
North America Property Securities Segment (USD) (net of fees)	23.92%	-10.11%	-29.93%	-5.36%	-0.99%
Macquarie Global Property Securities Fund (USD Class B) (net of fees)	29.31%	6.32%	-44.48%	N/A	-24.16%
*Returns date back to December 10, 2006, the date the U.S. Share Class of the Macquarie Global Property Securities Fund was started.

The Macquarie North America Property Securities segment is a subset of the Macquarie Global Property Securities Fund noted above, and represents investments predominantly in a diversified portfolio of real estate securities listed, or securities that are expected to be listed, on stock exchanges in North America. The Macquarie Global Property Securities Fund, including the Macquarie North American Property Securities segment, was launched on October 17, 2005. In this table, the North America Property Securities segment is shown with returns for the FTSE NAREIT Equity REIT Index which more closely represents the universe of investments of the segment.

The data shown represents past performance and offers no guarantee or representation of future results. The Macquarie Global Property Securities Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Global RE Fund by the 1940 Act or the Code.

Agency MBS Fund
Macquarie Allegiance Capital, LLC
Macquarie MBS Fund – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 8/1/2007
(i) Relevant Indices
Barclays MBS Index	0.70%	2.91%	8.34%	N/A	9.58%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie MBS Fund Composite (net of fees)	0.96%	3.05%	4.94%	N/A	7.13%

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results
		U.S. Dollars (millions)	Number of Accounts	Composite		Composite Dispersion
				Pure Gross of Fees	Net of Fees
2008	$3,748	$11.56	1	5.44%	4.94%	0
2007*	$4,329	$0.5	1	5.28%	5.07%	0
     *Note data only from August 1 – December 31.

Macquarie Allegiance Capital, LLC has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

Firm. Macquarie Allegiance Capital, LLC (the “Firm”) is an SEC registered investment adviser that invests primarily in fixed income securities. The Firm is wholly owned by Macquarie Affiliated Managers Allegiance (USA) Inc, and is affiliated with a number of entities, including other investment advisers.

Composite Construction. The MBS Fund (the “Composite”) was created on August 1, 2007. The Composite includes all actual, fee-paying, fully discretionary accounts managed by the Firm for at least one full month with a minimum asset level of $1,000,000. A complete list and description of all performance composite results is available upon request.

Benchmark. The objective of the MBS Fund is to provide clients with an absolute return outcome by trading primarily in Agency MBS and related securities. The fund does not have a defined benchmark as an objective of absolute returns. The Barclays MBS Index can be used as a supplemental and secondary index for relative return purposes.

Calculations. All returns for the accounts in the Composite are based in U.S. dollars and are computed using a time-weighted total rate of return adjusted for weighted cash flows. Portfolios are valued monthly as current investment agreements allow for month end withdrawals and deposits. Market values include interest income accrued on securities held within accounts. Trade date accounting is used since inception. All coupon payments are based on settlement date since inception. Pricing of securities held and trading activity is expected to be at institutional levels. Security transactions are generally accomplished on a block-trading basis across multiple client accounts where feasible. As a commingled Fund, portfolio performance could be adversely impacted by withdrawals or deposits. The Composite commingled fund vehicle gives each investor a proportionate share of units based upon individual assets at a determined NAV. No dispersion is created.

Fees. Composite performance return is NET of management fees. Actual client fees may vary due to size of account. Macquarie Allegiance Capital’s annual investment advisory fee for the Composite is 0.40% plus additional administrative fees, not to exceed a total fee of 0.50% per year.

The data shown represents past performance and offers no guarantee or representation of future results. The Macquarie MBS Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Agency MBS Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended.

To obtain additional information regarding policies or calculating and reporting returns, please contact Macquarie Capital Investment Management LLC at 212-231-1000.

Portfolio Management

Emerging Growth Fund
David Dali
Mr. Dali is a Managing Director of Macquarie, and has been a portfolio manager of the Emerging Growth Fund since its inception. In 1999, Mr. Dali co-founded and was a portfolio manager at OneWorld Investments, the predecessor firm to Globalis Investments LLC. Macquarie acquired Globalis Investments in 2008 and Mr. Dali is head of Macquarie’s Emerging Markets Macro team.

John Janasiewicz
Mr. Janasiewicz is a Senior Vice President of Macquarie, and has been a portfolio manager of the Emerging Growth Fund since its inception. In 2002, Mr. Janasiewicz joined OneWorld Investments, the predecessor firm to Globalis Investments LLC, as a portfolio manager. Macquarie acquired Globalis Investments in 2008.

Global Infrastructure Fund
Andrew Maple-Brown
Mr. Maple-Brown is a Senior Vice President of Macquarie, and has been the portfolio manager of the Global Infrastructure Fund since its inception. Mr. Maple-Brown joined Macquarie’s Infrastructure Securities team in 2007 as a portfolio manager. Prior to that, he spent six years in Macquarie’s Debt Markets group.

Global RE Fund
David Kivell
Mr. Kivell is a Senior Managing Director of Macquarie, and has been a portfolio manager of the Global RE Fund since its inception. Mr. Kivell joined Macquarie in 1996 and is head of the Real Estate Securities team.

Charles Song
Mr. Song is a Managing Director of Macquarie, and has been a portfolio manager of the Global RE Fund since its inception. Mr. Song joined Macquarie’s Real Estate Securities team in 2008 as a portfolio manager and co-head of the Real Estate Securities team. Prior to that, he was a portfolio manager for five years at Dividend Capital Investments.

RE Fund
Charles Song
Mr. Song is a Managing Director of Macquarie, and has been the portfolio manager of the RE Fund since its inception. Mr. Song joined Macquarie’s Real Estate Securities team in 2008 as a portfolio manager and co-head of the Real Estate Securities team. Prior to that, he was a portfolio manager for five years at Dividend Capital Investments.

Agency MBS Fund
William K. Mawhorter
Mr. Mawhorter is a Managing Director of Macquarie, and has been a portfolio manager of the MBS Fund since its inception. Mr. Mawhorter co-founded Allegiance Capital Management in 1988, which was acquired by Macquarie in 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.

SHAREHOLDER INFORMATION

Description of Share Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares. Each Fund has registered three classes of shares – Class A, Class C, and Class I shares. This Prospectus offers Class A and Class C shares of the Funds. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee and a 0.15% shareholder servicing plan fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•	Class C shares are charged a CDSC of 1.00%. The Class C shares are also charged a 1.00% Rule 12b-1 distribution and servicing fee and a 0.15% shareholder servicing plan fee.

Class A Shares

Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets and a 0.15% shareholder servicing plan fee, both of which are assessed against the shares of the Funds.

If you purchase Class A shares of the Funds you will pay the public offering price (“POP”) which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The sales charge is calculated as follows:

Investment Amount	Sales Charge as a % of Offering Price(1)		Sales Charge as % of Net Amount Invested		Dealer Reallowance
	EQUITY FUNDS(2)	AGENCY MBS FUND	EQUITY FUNDS	AGENCY MBS FUND	EQUITY FUNDS	AGENCY MBS FUND
Less than $50,000	5.25%	3.75%	5.54%	3.90%	4.75%	3.25%
$50,000 but less than $100,000	4.75%	3.25%	4.99%	3.36%	4.25%	2.75%
$100,000 but less than $250,000	4.00%	2.50%	4.17%	2.56%	3.50%	2.00%
$250,000 but less than $500,000	3.00%	1.50%	3.09%	1.52%	2.50%	1.00%
$500,000 but less than $1,000,000	2.00%	1.00%	2.04%	1.01%	1.50%	0.50%
$1,000,000 and above(3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	The Equity Funds are all Funds other than the Agency MBS Fund.

(3)
In the case of accounts with an aggregate value of $1 million or more, where no sales charge applies, a deferred sales charge of 1.00% may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class A shares of a Fund held for 90 calendar days or less after purchase, using the first in, first out (“FIFO”) method.

Class A Sales Charge Reductions and Waivers

You may be able to reduce the sales charge on Class A shares of the Funds based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility. The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions: You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from the same Fund.

Account Reinstatement: You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 120 days of the date of the redemption.

Letter of Intent (“LOI”): By signing a LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds. The investment must satisfy the initial purchase agreement. Reinvested distributions do not count as purchases made during this period. The relevant Funds will hold in escrow shares equal to approximately 5% of the amount of shares you indicate in the LOI. If you do not invest the amount specified in the LOI before the expiration date, the Funds will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date. Otherwise, the Funds will release the escrowed shares when you have invested the agreed amount.

Rights of Accumulation (“ROA”): You may combine the value at the current public offering price of Class A and Class C shares of any of the Funds with a new purchase of Class A shares of any Fund to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment. ROAs also allow you to combine the value of your account with the value of eligible ROA accounts for purposes of meeting the breakpoint thresholds above.

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain Individual Retirement Accounts (“IRAs”).

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own shares in a Fund.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
i.	The Trust; and
ii.	MCIM and its affiliates;

•	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii): and
•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of MCIM and its affiliates;

•	Current employees of:
i.	U.S. Bancorp Fund Services, LLC (the “Transfer Agent”);
ii.	broker-dealers who act as selling agents for the Funds/Trust;
•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii); and
•
Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), that allows for load-waived Class A purchases.

The Funds also reserve the right to enter into agreements that reduce or eliminate sales charges for other groups or classes of shareholders, including for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: www.macquariefunds.com. Click on “Breakpoints and Sales Loads.”

Class C Shares

You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge. Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00% and a 0.15% shareholder servicing plan fee. Of the 1.00% Rule 12b-1 fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you. The Distributor pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s service and distribution fees. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record.

If you redeem your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% based on the lesser of original cost or current market value. For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase. If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value. For purposes of calculating the CDSC, the start of the one-year holding period is the first day of the month in which the purchase was made. The Fund will use the “first in, first out” (“FIFO”) method to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of calculating the CDSC.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class C shares of a Fund held for 90 calendar days or less after purchase, using the FIFO method.

CDSC Waivers —Class C Shares

The CDSC for Class C shares will be waived:

•
in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed;

•	in the event of the death of the shareholder (including a registered joint owner);
•
for redemptions made pursuant to a systematic withdrawal plan, including any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2; and

•
for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Macquarie Funds IRA accounts).

More information regarding the Funds’ sales charges and waivers is available in the SAI and free of charge on the Funds’ website: www.macquariefunds.com. Click on “Breakpoints and Sales Loads.”

How to Purchase, Redeem and Exchange Shares

Investors can open an account by purchasing the minimum amount of shares for the relevant type of account. These minimum amounts and minimum subsequent investment amounts are shown in the table below:

Type of Account	Minimum Initial Investment	Subsequent Investment
Regular	$2,500	$50
Individual Retirement Accounts (“IRAs”)	$1,000	$50
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000	$50
Automatic Investment Plan (initial and installment payments)	$1,000	$50

Investors may purchase, exchange or redeem each Fund’s shares at a price based the next NAV per share calculated after the Transfer Agent or your broker receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.

More information regarding pricing is available in the “Share Price” section at page [**].

Purchasing Shares

There are several ways to purchase shares of the Funds. An account application is used to open an account if you send money directly to the Funds by mail or wire.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
PURCHASES BY CHECK
If you wish to open an account through a purchase by check, simply complete the account application and mail it with a check (made payable to “[NAME OF FUND]”) to one of the addresses below.
To add to an account using a check, mail your check, (made payable to “[NAME OF FUND]”) along with a stub from an account statement, to one of the addresses below. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result.
Regular Mail Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202
Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “[NAME OF FUND]”.

PURCHASES BY TELEPHONE
Cannot be used to open an account.
If you have elected this option on your account application, you may purchase additional shares directly from the Funds, by contacting the Transfer Agent at [__________________]. Each telephone order must be a minimum of $50.

Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase.  Upon receipt of the withdrawn funds, the applicable Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Funds for this service.  The Funds may terminate or modify this privilege at any time.

PURCHASES BY WIRE TRANSFER
If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.

Upon receipt of your completed account application, the Transfer Agent will establish an account for you at which point you may instruct your bank to send the wire payment.

Please contact the Transfer Agent at [__________________] prior to sending a wire for any purchase in order to ensure proper credit.
Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC: [NAME OF FUND]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Your bank may charge you a fee for sending a wire payment to the Funds.
PURCHASES THROUGH A BROKER
You may buy shares of the Funds through certain brokers and their agents (together, “brokers”) that have made arrangements with the Funds.

An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.
Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information. The Funds or the Adviser may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order.

Contact your broker if you wish to make further contributions to your account.

The broker is responsible for processing your orders correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

The broker is responsible for processing your orders correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

PURCHASES THROUGH AUTOMATIC INVESTMENT PLANS (“AIPs”)
You can make regular monthly or quarterly investments in the Funds by establishing an AIP.

To establish the AIP, an investor must complete the appropriate sections of the account application. You can mail or overnight deliver your account application and check for you initial investment to the Transfer Agent by following the instructions above under “Purchases by Check”.

For additional information on the AIP, please call the Transfer Agent at [_______________].

Once the initial minimum investment is made, the subsequent minimum monthly AIP investment amount is $50.
You may terminate or modify your participation by notifying the Transfer Agent five days prior to the next date scheduled for an AIP investment.

A request to change bank information will require a signature guarantee.

Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.

In order to participate in the AIP, your financial institution must be an ACH member. An ACH debit is drawn electronically against your account at a financial institution of your choice. Upon receipt of the withdrawn funds, the applicable Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Funds for this service. The Funds may terminate or modify this privilege at any time.

Other Purchase Information

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

The Funds reserve the right to reject any purchase request in whole or in part. If you have questions about how to invest, or about how to complete the account application, please call an account representative at [___________________].

The Funds do not issue share certificates. Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Redeeming Shares
You have the right to redeem all or any portion of your shares of a Fund at their next calculated NAV per share on each day the New York Stock Exchange (“NYSE”) is open for trading. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will be subject to a 10% withholding tax. IRA redemption requests must be made in writing.

REDEMPTION METHOD	RECEIVING REDEMPTION PROCEEDS
REDEEMING BY MAIL
You may redeem your shares by sending a written request to the Funds. You should give your account number and specify the number of shares or dollar amount, and the fund name. The letter should be signed by all of the shareholders whose names appear in the account registration. Where you are requesting redemption of $100,000 or more, you must also enclose a signature guarantee (further information on signature guarantees is available in the “Signature Guarantees” section on page [**]).

You should send your redemption request to:

Your redemption proceeds will be sent to you by check in the mail.

Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.

Regular Mail Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202
Note: The Macquarie Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
REDEEMING BY TELEPHONE
You must indicate on your application that you intend to use the Redemption by Telephone facility.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee (further information on signature guarantees is available in the “Signature Guarantees” section on page [**]).

You may redeem shares on any business day the NYSE is open by calling the Transfer Agent at [_____________] before the close of trading on the NYSE.

By establishing telephone redemption privileges, you authorize the applicable Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.

Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.

If you request, redemption proceeds will be wired on the next business day to your designated bank account, or via electronic funds transfer through the ACH network to your predetermined bank account. The minimum amount that may be wired is $1,000. Wire charges, currently $15, will be deducted from redemption proceeds.

In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.

There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.

Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request. Telephone redemptions cannot be made for retirement plan accounts. Once a telephone transaction has been placed, it cannot be canceled or modified.

The relevant Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the relevant Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The relevant Fund may change, modify, or terminate these privileges at any time upon at least 60’ days notice to shareholders.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

SYSTEMATIC WITHDRAWAL PLAN
You may set up a Systematic Withdrawal Plan (the “SWP”) whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.

To start the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each time is $100.

You will receive a check for your nominated amount by mail at intervals as nominated.
The SWP may be terminated or modified by you or the applicable Fund at any time without charge or penalty.

Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal. A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. The redemption fee will be waived on sales of shares due to participation in the SWP.

Redemption Fee

The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 90 days or less. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period as discussed in the “Class C Shares” section on page [**].

The redemption fee is deducted from your proceeds and is retained by the applicable Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the SWP. Although each Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address requested has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; or
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not a signature guarantor.

Further Information on Payment of Redemption Proceeds

You may redeem a Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record. Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

No redemption request will become effective until the Transfer Agent has received all documents in proper form. Shareholders should contact the Transfer Agent at [___________] for further information concerning documentation required for redemption of Fund shares.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days. This delay can be avoided by investing by wire to make your purchase.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC. Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act. Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash (it is not expected that the Funds would do so except in unusual circumstances). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Funds if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Funds determine to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action.

Exchanging Shares

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges. You may exchange by mail or telephone using the details in the Purchasing Shares and Redeeming Shares tables above.

If you want to exchange your shares you should note the following:

•	Exchanges may only be made between like share classes of any Macquarie Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

•	Exchanges are considered a redemption and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected (See “Tools to Combat Frequent Transactions” below); and

Additional Shareholder Information

Customer Identification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at [___________________] if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Share Price

Shares of the Funds are sold at their public offering price, which is the NAV per share, calculated for the Funds as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the NYSE is open for unrestricted business, less any applicable sales charge. However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests, less any applicable sales charge. The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities. The NAV per share is determined by dividing the NAV by the number of shares outstanding. The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by a Fund that is listed on a stock exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. When market quotations are not readily available or securities are not listed on an exchange, a security or other asset is valued at its fair value as determined by a third party pricing service as approved by the Board or by other procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases or redeems shares in a Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that each Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Frequent Trading and Market Timing

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include monitoring trading activity, imposing redemption fees and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Redemption Fee

The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 90 days or less. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the applicable Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the SWP. Although each Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Fair Value Pricing

Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found above under the heading titled, “Share Price.”

Fund Mailings

Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please contact the Transfer Agent at [_______________] to request individual copies of these documents. Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Distribution and Shareholder Servicing Plans

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Funds (“Distributor”). The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Class A shares and Class C shares to pay distribution and service fees for the sale, distribution and servicing of its shares. The plan reimburses the payment of distribution and service fees at the annual rate of up to 0.25% of average daily net assets for Class A shares and 1.00% of average daily net assets for Class C shares. Effective September __, 2009, the Board has reduced the accrual payable by the Funds to ____% for Class A shares and ___% for Class C shares. As these fees are paid out of the relevant Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

Under a Shareholder Servicing Plan, the Funds will pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. Effective September __, 2009, the Board has reduced the accrual payable by the Funds to ____%. As these fees are paid out of the relevant Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Third Parties

The Adviser, out of its own resources, and without additional cost to each Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of any of the Funds on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General Transaction Policies

Some of the following policies are mentioned above. In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•
Reject any purchase request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity. If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the applicable Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Funds.”

Your financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

Dividends from net investment income, if any, are distributed depending on the Fund in which you are invested. The table below sets out the dividend distribution frequency according to Fund:

Fund	Dividend Distribution
Emerging Growth Fund	Annually
Global Infrastructure Fund	Semi-Annually
Global RE Fund	Quarterly
RE Fund	Quarterly
Agency MBS Fund	Monthly

Capital gain distributions, if any, will be distributed annually, normally in December each year.

The Funds may make an additional payment of dividends or capital gain distributions if they deem it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

If you elect to receive any distributions paid in cash, and (1) a check it is unable to be delivered; or (2) a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s NAV per share on that date of reinvestment, and to reinvest all subsequent distributions. Where a check is unable to be delivered, the reinvestment date will be the first business day after the day the check is returned to the Transfer Agent. Where a check remains outstanding for six months, the reinvestment date will be the date of the check. If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

IMPORTANT TAXATION INFORMATION

Each Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to make distributions of dividends and capital gains. Dividends are generally taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. Fund distributions of short-term capital gains are taxable as ordinary income. Qualified dividend income distributed to individual investors is currently eligible for taxation at long-term capital gain rates.

Fund distributions of long-term capital gains are taxable as long-term capital gains. The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. There is no requirement that a Fund take into consideration any tax implication when implementing its investment strategy.

Please note that dividends received from REIT securities can be taxed as ordinary income or capital gains. In general, dividends from REITs included in the Funds are taxed as ordinary income. However, the Fund is allowed to treat income received as qualified dividend income from a REIT to the extent that the REIT designates that amount as such to the Fund. Typically, REITs will inform shareholders of the proper tax character of distributions after the end of the calendar year in which the distributions were made. To the extent that a REIT designates a portion of its ordinary income distributions as qualified dividend income, the Fund will likewise designate these amounts as qualified dividend income to the extent allowed by law when distributed to the Fund’s shareholders. Additionally, to the extent that a REIT designates a portion of its distributions as capital gain distributions, the Fund will likewise designate these amounts to the extent allowed by law.

Total ordinary dividends may include net income which is not qualified dividend income. If a fund's income from sources which are not qualified dividend income exceeds fund expenses, the fund will distribute at least some dividends that are not qualified. Sources of income that are not qualified dividend income include, among other things, interest, capital gains, securities lending income, certain preferred or foreign dividends, most REIT dividends, most MLP distributions and dividends on securities where the Funds did not meet certain holding period requirements.

Other than qualified retirement plans and other tax-exempt investors, shareholders will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares. Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you redeem or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction. Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held. You are responsible for any tax liabilities generated by your transaction. You should consult your own tax adviser concerning federal, foreign, state and local tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS

Because the Funds had not yet commenced operations as of the date of this Prospectus, no financial highlights are available at this time.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

▪	Information the Funds receive about you on applications or other forms;

▪	Information you give us orally; and

▪	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom the Funds have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Macquarie Funds
Each a series of Advisors Series Trust
www.macquariefunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s previous fiscal year.

The SAI is available free of charge on the Funds’ website at www.macquariefunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at [________________] or by writing to:

Macquarie Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.macquariefunds.com

You may review and copy information about the Funds, including the Shareholder Reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Subject to Completion—Dated July 17, 2009

The information in this Prospectus is not complete and may be changed.  The issuer may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Trading Symbol:
Macquarie Emerging Growth Fund
Class I	[_______]

Macquarie Global Infrastructure Securities Fund
Class I	[_______]

Macquarie Global Real Estate Securities Fund
Class I	[_______]

Macquarie Real Estate Securities Fund
Class I	[_______]

Macquarie Agency MBS Total Return Fund
Class I	[_______]

Each a “Fund”, together, the “Funds” or “Macquarie Funds”; each Fund is a series of the
Advisors Series Trust (the “Trust”)

Prospectus

September 30, 2009

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

INVESTMENTS IN THE FUNDS REFERRED TO HEREIN ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ABN 46 008 583 542 (“MBL”) NOR ANY MACQUARIE GROUP COMPANY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND PRINCIPAL INVESTED. NEITHER MBL NOR ANY OTHER MEMBER COMPANY OF THE MACQUARIE GROUP GUARANTEES THE PERFORMANCE OF THE FUNDS, OR THE REPAYMENT OF CAPITAL FROM THE FUNDS OR ANY PARTICULAR RATE OF RETURN.

SUMMARY SECTION
Macquarie Emerging Growth Fund	2
Macquarie Global Infrastructure Securities Fund	6
Macquarie Global Real Estate Securities Fund	10
Macquarie Real Estate Securities Fund	14
Macquarie Agency MBS Total Return Fund	17

INVESTMENT STRATEGIES AND RELATED RISKS
Investment Strategies
Macquarie Emerging Growth Fund	21
Macquarie Global Infrastructure Securities Fund	22
Macquarie Global Real Estate Securities Fund	23
Macquarie Real Estate Securities Fund	24
Macquarie Agency MBS Total Return Fund	25
Related Principal Risks
General Risks	26
Principal Risks	27
Additional Risks	31
Disclosure of Portfolio Holdings	31

MANAGEMENT OF THE FUNDS	31
About Macquarie Funds Group	31
The Investment Adviser	32
Prior Performance	33
Portfolio Management	37

SHAREHOLDER INFORMATION	38
Classes of Shares	38
How to Purchase, Exchange and Redeem Shares	40
Purchasing	40
Exchanging and Redeeming	42
Additional Shareholder Information	46
Distributions	50
Taxes	51
FINANCIAL HIGHLIGHTS	52

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.

SUMMARY SECTION

Macquarie Emerging Growth Fund (“Emerging Growth Fund”)

Investment Objective
The Emerging Growth Fund’s investment objective is to seek to generate long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Emerging Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed) (1)	1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses(2)	3.14%
Acquired Fund Fees and Expenses (“AFFE”)(3)	0.45%
Total Annual Fund Operating Expenses	4.34%
Less: Fee Waiver/Expense Reimbursement(4)	-2.79%
Net Annual Fund Operating Expenses(4)	1.55%

(1)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(2)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(3)
AFFE are indirect fees that the Emerging Growth Fund incurs from investing in the shares of other mutual funds and/or exchange traded funds (collectively, “Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The AFFE are based on estimated amounts for the current fiscal year.

(4)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Emerging Growth Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.10% of average daily net assets for Class I shares (the “Expense Cap”).  The Adviser is permitted to seek recoupment from the Emerging Growth Fund, subject to limitations, for management fees it waived and Emerging Growth Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Emerging Growth Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Emerging Growth Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$158	$490

Portfolio Turnover.  The Emerging Growth Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Growth Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Growth Fund’s performance.

2

Principal Investment Strategies of the Fund
The Emerging Growth Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. entities which provide exposure to equity securities listed on stock exchanges in emerging markets or to emerging market equity indices. The Emerging Growth Fund will primarily invest in emerging markets through exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), index futures, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and total return swaps on indices and futures.

For purposes of this policy, the emerging market universe includes the following countries plus any other emerging market countries as determined by the Adviser: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Turkey, Thailand, Venezuela.

Under normal circumstances, the Emerging Growth Fund anticipates it will allocate a substantial amount of its total assets in securities that provide exposure to: (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; and (iv) issuers doing a substantial amount of business outside the U.S.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the Emerging Growth Fund may deviate substantially from the allocation described above.

The Emerging Growth Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Emerging Growth Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk. Concentration risk is the risk that adverse events in particular industries, and therefore in the stocks of companies in those industries, will significantly affect the performance of the Emerging Growth Fund.  The investment style of the Emerging Growth Fund may result in a concentrated group of investments focused on gaining exposure to particular regions, and through those investments, gaining exposure to companies in particular industries.  Examples of such industries in emerging market countries may include financials, energy, oil and gas, and telecommunications.

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may impact the value of the Emerging Growth Fund’s investments.  The risk exists for investments that provide exposure to securities which are listed on foreign stock exchanges as well as investments that provide exposure to securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Derivative Securities Risk.  The Emerging Growth Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. A risk of the Emerging Growth Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

3

•
Emerging Markets Risk.  There are heightened risks associated with investing in securities that provide exposure to emerging markets, including the potential for additional volatility, political unrest and economic change (including a reduction in economic growth in emerging markets).  This risk includes the risk of a government of an emerging market country invoking policy or regulation that changes the established rights of private sector companies or that prevent or limit the repatriation of foreign capital.

•
Exchange-Traded Funds Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values (“NAVs”) of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading commissions unlike mutual funds.

•
Exchange-Traded Notes Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, and legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Foreign Securities Risk. The Emerging Growth Fund may invest in securities that provide exposure to companies located in countries other than the U.S. and as such, the Emerging Growth Fund may be exposed to risks associated with foreign investments, as well as investments in securities of companies which have international operations. Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Emerging Growth Fund to buy and sell securities in those markets.

•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk. Market risk is the risk that adverse changes to a company to which the Emerging Growth Fund has exposure, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The Emerging Growth Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Emerging Growth Fund’s share price, as compared to a diversified fund.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne by the Fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Emerging Growth Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Emerging Growth Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Emerging Growth Fund.

For more information on the risks of investing in the Emerging Growth Fund, please see “Related Risks” on page [__].

4

Performance
When the Emerging Growth Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Emerging Growth Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Emerging Growth Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  David Dali, a Managing Director of Macquarie, and John Janasiewicz, a Senior Vice President of Macquarie, have been the portfolio managers of the Emerging Growth Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Growth Fund shares on any business day by  mail (Macquarie Emerging Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Emerging Growth Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Emerging Growth Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

Tax Information
The Emerging Growth Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Emerging Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Emerging Growth Fund and its Adviser or its affiliates may pay the intermediary for the sale of Emerging Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Emerging Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Macquarie Global Infrastructure Securities Fund (“Global Infrastructure Fund”)

Investment Objective
The Global Infrastructure Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Global Infrastructure Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed)(1)	1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses(2)	2.76%
Total Annual Fund Operating Expenses	3.66%
Less: Fee Waiver/Expense Reimbursement(3)	-2.46%
Net Annual Fund Operating Expenses(3)	1.20%

(1)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(2)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(3)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Global Infrastructure Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.20% of average daily net assets for Class I shares (the “Expense Cap”).  The Adviser is permitted to seek recoupment from the Global Infrastructure Fund, subject to limitations, for management fees it waived and Global Infrastructure Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Global Infrastructure Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Global Infrastructure Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Global Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Global Infrastructure Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$122	$381

Portfolio Turnover.  The Global Infrastructure Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Infrastructure Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Infrastructure Fund’s performance.

6

Principal Investment Strategies of the Fund
The Global Infrastructure Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry. Such securities include common, convertible and preferred stock, stapled securities, income trusts and general and limited partnerships issued by infrastructure and infrastructure-related companies. All equity investments of the Global Infrastructure Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of the Adviser, the company derives the majority of its revenue from infrastructure related activities such as owning or operating infrastructure assets (including: transportation assets such as toll roads, airports, seaports and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction and concrete).

Under normal circumstances, the Global Infrastructure Fund anticipates it will allocate a substantial amount of its total assets in securities: (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the U.S. The Global Infrastructure Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions. If engaged in temporary defensive strategies, the Global Infrastructure Fund may deviate substantially from the allocation described above.

The Global Infrastructure Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Global Infrastructure Fund. The following principal risks could affect the value of your investment:

•
Concentration Risk. Concentration risk is the risk that adverse events in the global infrastructure market causing poor performance in the stocks of global infrastructure companies will significantly affect the performance of the Global Infrastructure Fund.

•
Currency Risk. Currency risk is the risk that fluctuations in exchange rates between the U.S. Dollar and foreign currencies may impact the value of the Global Infrastructure Fund’s investments. The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Foreign Securities Risk. The Global Infrastructure Fund may invest in companies located in countries other than the U.S. and as such the Global Infrastructure Fund may be exposed to risks associated with foreign investments, as well as investments in securities of companies which have international operations. Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Global Infrastructure Fund to buy and sell securities in those markets. Such foreign securities risks may be even greater in emerging markets.

•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

7

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Global Infrastructure Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Master Limited Partnership Risk.  Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

•
Non-Diversification Risk.  The Global Infrastructure Fund is a non-diversified fund. It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Global Infrastructure Fund’s share price, as compared to a diversified fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Global Infrastructure Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Global Infrastructure Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Global Infrastructure Fund.

For more information on the risks of investing in the Global Infrastructure Fund, please see “Related Risks” on page [__].

Performance
When the Global Infrastructure Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Global Infrastructure Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Global Infrastructure Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager. Andrew Maple Brown, a Senior Vice President of Macquarie, has been the Global Infrastructure Fund’s portfolio manager since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global Infrastructure Fund shares on any business day by mail (Macquarie Global Infrastructure Securities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Global Infrastructure Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Global Infrastructure Fund may reduce or waive them in some cases.

8

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

Tax Information
The Global Infrastructure Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Infrastructure Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Global Infrastructure Fund and its Adviser or its affiliates may pay the intermediary for the sale of Global Infrastructure Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Global Infrastructure Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

9

Macquarie Global Real Estate Securities Fund (“Global RE Fund”)

Investment Objective
The Global RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Global RE Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed)(1)	1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses(2)	0.66%
Total Annual Fund Operating Expenses	1.41%
Less: Fee Waiver/Expense Reimbursement(3)	-0.41%
Net Annual Fund Operating Expenses(3)	1.00%

(1)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(2)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(3)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Global RE Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 1.00% of average daily net assets for Class I shares (the “Expense Cap”).  The Adviser is permitted to seek recoupment from the Global RE Fund, subject to limitations, for management fees it waived and Global RE Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Global RE Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.

Example. This Example is intended to help you compare the cost of investing in the Global RE Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Global RE Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Global RE Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Global RE Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global RE Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global RE Fund’s performance.

10

Principal Investment Strategies of the Fund
The Global RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.   All equity investments of the Global RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. or outside of the U.S., including emerging market countries.

For the purposes of the Global RE Fund, a company is considered to be a real estate company if, in the opinion of the Adviser, the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

Under normal circumstances, the Global RE Fund anticipates it will allocate a substantial amount of its total assets in securities: (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the U.S.  The Global RE Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the Global RE Fund may deviate substantially from the allocation described above.

The Global RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Global RE Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk.  Concentration risk is the risk that adverse events in the real estate market causing poor performance in the stocks of real estate companies will significantly affect the performance of the Global RE Fund.

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the US Dollar and foreign currencies may impact the value of the Global RE Fund’s investments.  The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.

•
Foreign Securities Risk.  The Global RE Fund may invest in companies located in countries other than the U.S. and as such the Fund may be exposed to risks associated with foreign investments,, as well as investments in securities of companies which have international operations.  Foreign securities risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often small size of foreign markets, which may make it difficult for the Global RE Fund to buy and sell securities in those markets. Such foreign securities risks may be even greater in emerging markets.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Global RE Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The Global RE Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer, which could affect the value of your investment.  It may also increase the volatility of the Global RE Fund’s share price, as compared to a diversified fund.

11

•
REIT Investment Risk.  Investments in REITs involve unique risks.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Global RE Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the Global RE Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. You should carefully consider this additional volatility risk before making any investment in the Global RE Fund.

For more information on the risks of investing in the Global RE Fund, please see “Related Risks” on page [__].

Performance
When the Global RE Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Global RE Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Global RE Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  David Kivell, a Senior Managing Director of Macquarie, and Charles Song, a Managing Director of Macquarie, have been the portfolio managers of the Global RE Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global RE Fund shares on any business day by mail (Macquarie Global RE Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Global RE Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Global RE Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

12

Tax Information
The Global RE Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global RE Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Global RE Fund and its Adviser or its affiliates may pay the intermediary for the sale of Global RE Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Global RE Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

13

Macquarie Real Estate Securities Fund (“RE Fund”)

Investment Objective
The RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the RE Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed) (1)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses(2)	0.74%
Total Annual Fund Operating Expenses	1.39%
Less: Fee Waiver/Expense Reimbursement(3)	-0.54%
Net Annual Fund Operating Expenses(3)	0.85%

(1)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(2)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(3)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay RE Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 0.85% of average daily net assets for Class I shares (the “Expense Cap”).  The Adviser is permitted to seek recoupment from the RE Fund, subject to limitations, for management fees it waived and RE Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the RE Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the RE Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the RE Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the RE Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover. The RE Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when RE Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the RE Fund’s performance.

14

Principal Investment Strategies of the Fund
The RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.  All equity investments of the RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S.

For the purposes of the RE Fund, a company is considered to be a real estate company if, in the opinion of the Adviser, the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.  If engaged in temporary defensive strategies, the RE Fund may deviate substantially from the allocation described above.

The RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the RE Fund.  The following principal risks could affect the value of your investment:

•
Concentration Risk.  Concentration risk is the risk that adverse events in the real estate market causing poor performance in the stocks of real estate companies will significantly affect the performance of the RE Fund.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a fund from closing out its position or rebalancing within a timely period and at a fair price.

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the RE Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  The RE Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the RE Fund’s share price, as compared to a diversified fund.

•
REIT Investment Risk.  Investments in REITs involve unique risks.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the RE Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the RE Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. You should carefully consider this additional volatility risk before making any investment in the RE Fund.

For more information on the risks of investing in the RE Fund, please see “Related Risks” on page [__].

15

Performance
When the RE Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the RE Fund toll-free at [________].

Management
Investment Adviser.  Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the RE Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  Charles Song, a Managing Director of Macquarie, has been the portfolio manager of the RE Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem RE Fund shares on any business day by mail (Macquarie RE Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem RE Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the RE Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

Tax Information
The RE Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the RE Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the RE Fund and its Adviser or its affiliates may pay the intermediary for the sale of RE Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the RE Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

16

Macquarie Agency MBS Total Return Fund (“Agency MBS Fund”)

Investment Objective
The Agency MBS Fund’s investment objective is to seek to achieve the maximum total return outcome consistent with the preservation of capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that an investor (“you”) may pay if you buy and hold shares of the Agency MBS Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed) (1)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses(2)	0.54%
Total Annual Fund Operating Expenses	1.04%
Less: Fee Waiver/Expense Reimbursement(3)	-0.39%
Net Annual Fund Operating Expenses(3)	0.65%

(1)	The redemption fee applies only to those shares that have been held ninety (90) days or less.
(2)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(3)
Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) has contractually agreed to waive a portion or all of its management fees and/or pay Agency MBS Fund expenses through January 31, 2011, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest expense and certain other fund expenses) do not exceed 0.65% of average daily net assets for Class I shares (the “Expense Cap”).  The Adviser is permitted to seek recoupment from the Agency MBS Fund, subject to limitations, for management fees it waived and Agency MBS Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Agency MBS Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Agency MBS Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Agency MBS Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Agency MBS Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$66	$208

Portfolio Turnover.  The Agency MBS Fund pays transaction costs, such as commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Agency MBS Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Agency MBS Fund’s performance.

17

Principal Investment Strategies of the Fund
The Agency MBS Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in mortgage securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. Government, including derivatives of these securities.  Such issuers or guarantors include the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  These entities guarantee payment of principal and interest on the pools of home mortgages they guarantee and issue.  Agency mortgage securities are typically fixed-rate securities that pay principal and interest from a pool of underlying residential mortgage loans (more commonly referred to as mortgage-backed securities or “Agency MBS”).  Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

The Agency MBS Fund will also make tactical investments in other types of related interest rate securities when the Adviser expects returns from those securities to contribute to achieving the investment objective of the Agency MBS Fund.  Such securities include U.S. Treasury securities, agency adjustable-rate mortgage securities (“ARMS”), agency stripped mortgage-backed securities (“SMBS”), and U.S. agency debentures.  In addition, the Adviser will actively manage the interest rate exposure of the Agency MBS Fund through the purchase or sale of U.S. Treasury futures contracts and to-be announced (“TBA”) securities.  The Adviser will purchase or sell such securities when seeking to either protect the net asset value (“NAV”) of the Agency MBS Fund or add to its overall income.

If engaged in temporary defensive strategies, the Agency MBS Fund may deviate substantially from the allocation described above.

The Agency MBS Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Agency MBS Fund.  The following principal risks could affect the value of your investment:

•
Derivative Securities Risk.  The Agency MBS Fund’s use of derivatives may reduce the Agency MBS Fund’s returns and/or increase volatility.  Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.  A risk of the Agency MBS Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•
Guaranteed Securities Risk.  The Agency MBS Fund invests in securities issued or guaranteed by U.S. Government-sponsored entities, including GNMA, FNMA and FHLMC.  However, securities issued by FNMA and FHLMC are not guaranteed or insured by the U.S. Government and are only supported by the credit of the issuing agency.

•
Hedging Risk.  The Adviser may hedge some or all of the Agency MBS Fund’s portfolio by taking long and short positions in related securities.  Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of such portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus seeking to moderate the decline in the portfolio position’s value.  Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase.

•
Interest Rate Risk.  Interest rate risk arises with changes in market yields that change the value of fixed income investments.  As the Agency MBS Fund will generally have large exposure to fixed income securities, movements in market yields may impact the value of your investment in the Agency MBS Fund.

18

•
Market Risk.  Market risk is the risk that adverse changes to a company to which the Agency MBS Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Mortgage-Backed Securities Risk.  Mortgage-backed securities risks include prepayment risk and extension risk.  Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value of these securities. Extension risk is the risk that rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates which may cause them to lose value.

•
Non-Diversification Risk.  The Agency MBS Fund is a non-diversified fund.  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Agency MBS Fund’s share price, as compared to a diversified fund.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne by the Fund.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Short Sale Risk.  A short sale is the sale by the Agency MBS Fund of a security or futures contract which it may not own and must settle on a future date on the expectation that its market price will drop.  Short sales involve additional costs and risks.  If a security sold short increases in price, the Agency MBS Fund may be required to cover its short position at a higher price than the short sale price, resulting in a loss.

•
TBA and When-Issued Securities Risk. TBA and when-issued securities involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  When-issued transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. TBA purchase commitments and when-issued transactions may give rise to a form of leverage.  Investment in TBA or when-issued transactions tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and as a result the Fund may be more volatile that if it had not engaged in such transactions.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which the Agency MBS Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods.  Instability in financial markets has led to volatile financial markets that expose the Agency MBS Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  You should carefully consider this additional volatility risk before making any investment in the Agency MBS Fund.

For more information on the risks of investing in the Agency MBS Fund, please see “Related Risks” on page [__].

Performance
When the Agency MBS Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Macquarie Funds’ website at www.macquariefunds.com or by calling the Agency MBS Fund toll-free at [________].

19

Management
Investment Adviser. Macquarie Capital Investment Management LLC (the “Adviser” or “MCIM”) is the Agency MBS Fund’s investment adviser.  MCIM is a member of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.

Portfolio Manager.  William Mawhorter, a Managing Director of Macquarie, has been the portfolio manager of the Agency MBS Fund since its inception in 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Agency MBS Fund shares on any business day by mail (Macquarie Agency MBS Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire, or by telephone at [_____________].  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Agency MBS Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below, although the Agency MBS Fund may reduce or waive them in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

Tax Information
The Agency MBS Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Agency MBS Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Agency MBS Fund and its Adviser or its affiliates may pay the intermediary for the sale of Agency MBS Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Agency MBS Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES AND RELATED RISKS

Investment Strategies
The Funds will not change their investment policies of investing at least 80% of their net assets in securities suggested by the Funds’ names without first changing the respective Fund’s name and providing shareholders with at least 60-days’ prior notice.  Each Fund’s investment objective is fundamental.

Emerging Growth Fund

Investment Objective
The Emerging Growth Fund’s investment objective is to seek to generate long-term capital appreciation.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. entities which provide exposure to equity securities listed on stock exchanges in emerging markets or to emerging market equity indices. The Emerging Growth Fund will primarily invest in ETFs, ETNs, index futures, ADRs, GDRs and total return swaps on indices and futures.

For purposes of this policy, the emerging market universe includes the following countries plus any other emerging market countries as determined by the Adviser: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Turkey, Thailand, Venezuela.

Under normal circumstances, the Emerging Growth Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Emerging Growth Fund would invest at least 30%) of its total assets in securities that provide exposure to:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and
(iv)
issuers doing a substantial amount of business outside the U.S., which the Emerging Growth Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Emerging Growth Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The Adviser uses country allocation as the primary method of determining its investments. In constructing the portfolio, the Adviser first develops global themes based upon factors such as economic growth, risk appetite, commodity prices, geopolitics and liquidity levels. Secondly, the Adviser develops emerging market themes including those related to local interest rates, inflation, currencies, balance of payments and investment flows. The Adviser then evaluates the individual countries to identify portfolio weights, based upon proprietary models and analysis.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

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Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Emerging Growth Fund’s principal investment strategies, the Emerging Growth Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the Emerging Growth Fund may not achieve its investment objective.

Global Infrastructure Fund

Investment Objective
The Global Infrastructure Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The Global Infrastructure Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry.  Such securities include common, convertible and preferred stock, stapled securities, income trusts and general and limited partnerships issued by infrastructure and infrastructure-related companies.  All equity investments of the Global Infrastructure Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries.

The Global Infrastructure Fund may also invest in debt securities issued by infrastructure and infrastructure-related companies and derivatives over any securities issued by infrastructure and infrastructure-related companies.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of the Adviser, the company derives the majority of its revenue from infrastructure related activities such as owning or operating infrastructure assets (including: transportation assets such as toll roads, airports, seaports and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction and concrete).

Under normal circumstances, the Global Infrastructure Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Global Infrastructure Fund would invest at least 30%) of its total assets in securities of:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and
(iv)
issuers doing a substantial amount of business outside the U.S., which the Global Infrastructure Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Global Infrastructure Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Global Infrastructure Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

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The foundation of the Global Infrastructure Fund’s investment process is comprehensive and ongoing analysis of infrastructure markets, using the specialist research and knowledge of the infrastructure investment team.  The Adviser believes that a systematic approach based on fundamental analysis to identify long-term value in infrastructure and infrastructure-related companies will produce superior investment performance.  The Adviser’s specialist infrastructure securities investment team analyzes infrastructure companies to determine the quality of the infrastructure assets that are owned, operated or managed by these companies and that therefore underpin these companies’ cash flow and growth.  The Adviser’s specialist infrastructure securities investment team also analyzes infrastructure-related companies through review of key revenue and earnings drivers, growth potential, management quality, competitive analysis and infrastructure characteristics.  Preference is given to securities that exhibit stability in earnings and a positive earnings outlook.  For each infrastructure and infrastructure-related company, the Adviser will develop a target valuation based upon proprietary models and the fundamental analysis discussed above.  This information will then be used to construct a portfolio diversified by country and infrastructure sub-sector.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Global Infrastructure Fund’s principal investment strategies, the Global Infrastructure Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the Global Infrastructure Fund may not achieve its investment objective.

Global RE Fund

Investment Objective
The Global RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The Global RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.  All equity investments of the Global RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. or outside of the U.S. including emerging markets countries.

The Global RE Fund may also invest in debt securities issued by real estate companies, and derivatives of securities issued by real estate companies.

For the purposes of the Global RE Fund, a company is considered to be a real estate company if the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

Under normal circumstances, the Global RE Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by the Adviser, in which case the Global RE Fund would invest at least 30%) of its total assets in securities of:

(i)	foreign government issuers;
(ii)	issuers organized or located outside the U.S.;
(iii)	issuers which primarily trade in a market located outside the U.S.; and

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(iv)
issuers doing a substantial amount of business outside the U.S., which the Global RE Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

The Global RE Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Global RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

The foundation of the Global RE Fund’s investment process is comprehensive and ongoing analysis of real estate and capital markets.  The Adviser utilizes a top-down asset allocation process to screen macro-economic and capital market indicators to tilt the Global RE Fund’s portfolio towards the region(s) which have the greatest return expectations over the short to medium term.  The bottom-up process incorporates regional nuances of real estate with investment specialists in North America, Asia, Europe, and Australia.  Regional investment specialists utilize tailored processes to incorporate local drivers into decision making.  Each process yields a regional portfolio of stocks that is integrated into the global real estate securities portfolio.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Global RE Fund’s principal investment strategies, the Global RE Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities.  When temporary defensive positions are taken, the Global RE Fund may not achieve its investment objective.

RE Fund

Investment Objective
The RE Fund’s investment objective is to seek to generate long-term capital appreciation and current income.

Principal Investment Strategies
The RE Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. companies that are principally engaged in the real estate industry.  Such securities include common, convertible and preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.  All equity investments of the RE Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S.
The RE Fund may also invest in debt securities issued by real estate companies, and derivatives of any securities issued by real estate companies.

For the purposes of the RE Fund, a company is considered to be a real estate company if the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate.

The RE Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

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The foundation of the RE Fund’s investment process is comprehensive and ongoing analysis of real estate and capital markets.  In respect of the RE Fund, the Adviser utilizes an investment process that is driven by both top-down and bottom-up analysis, incorporating the nuances of a well-developed public REIT market.  The top-down analysis screens macro-economic and capital market indicators to define a smaller universe of stocks which are then valued through the bottom-up process. The final portfolio is constructed and sized based on individual securities’ risk-return rankings, adjusted for the aggregate risks of the portfolio.  The Adviser may sell a security under a variety of circumstances, such as a change in investment rationale or due to a shift in market conditions.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the RE Fund’s principal investment strategies, the RE Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When temporary defensive positions are taken, the RE Fund may not achieve its investment objective.

Agency MBS Fund

Investment Objective
The Agency MBS Fund’s investment objective is to seek to achieve the maximum total return outcome consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies
The Agency MBS Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in mortgage securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. Government, including derivatives of these securities.  Such issuers or guarantors include the GNMA, the FNMA and the FHLMC.  These entities guarantee payment of principal and interest on the pools of home mortgages they guarantee and issue.  Agency mortgage securities are typically fixed-rate securities that pay principal and interest from a pool of underlying residential mortgage loans (more commonly referred to as mortgage-backed securities or “Agency MBS”).

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.

•
Pass-Through Certificates guaranteed by the GNMA (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the U.S. Government.  GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury Department to make payments under its guarantee.

•
Mortgage-related securities issued by the FNMA (also known as “Fannie Mae”) include Mortgage Pass-Through Certificates, which are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by or entitled to the full faith and credit of the U.S., but are supported by the right of FNMA to borrow from the U.S. Treasury Department.  FNMA was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company.

•
Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a stockholder-owned corporation chartered by Congress in 1970.  Freddie Macs are not guaranteed by the U.S. Government or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  While FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA or FHLMC.

The Agency MBS Fund will also make tactical investments in other types of related securities when the Adviser expects returns from those securities to contribute to the investment objective of the Agency MBS Fund.  Such securities include U.S. Treasury securities, agency ARMS, agency SMBS and U.S. agency debentures.  In addition, the Adviser will actively manage the interest rate exposure of the Agency MBS Fund through the purchase or sale of U.S. Treasury futures contracts and TBA securities (a term used to describe a forward mortgage-backed securities trade characterized by the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made).  The Adviser will purchase or sell such securities when seeking to either protect the NAV of the Agency MBS Fund or add to its overall income.

The Agency MBS Fund is non-diversified, which means that it may invest greater proportions of its assets in individual issuers than a diversified fund.

In respect of the Agency MBS Fund, the Adviser uses top-down and bottom-up investment processes.  The top-down process seeks to identify macro trends that could affect the level and direction of interest rates, volatility and spreads, while the complementary bottom-up process focuses on identifying attractive securities within the Agency MBS universe or other government related fixed-income sectors that conform with top-down views.  Advanced quantitative tools are employed to assess the risk/reward profile of individual securities in portfolio construction as well as to manage portfolio risk under multiple scenarios.

Temporary Defensive Strategy: If the Adviser believes that market conditions are not favorable to the Agency MBS Fund’s principal investment strategies, the Agency MBS Fund may take temporary defensive positions that are inconsistent with those strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities.  When temporary defensive positions are taken, the Agency MBS Fund may not achieve its investment objective.

Related Risks of Investing in the Macquarie Funds

General Risks

As with all mutual funds, investing in a Macquarie Fund involves certain risks.  The Adviser cannot guarantee that a Macquarie Fund will meet its investment objective.  Losing all or a portion of your investment is a risk of investing in the Macquarie Funds.

The Macquarie Funds use various investment techniques, some of which involve greater amounts of risk.  These investment techniques are described in more detail in the SAI.

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You should consider the risks described below before you decide to invest in the Macquarie Funds.  Except as noted, each of these risks applies to each Macquarie Fund.

Principal Risks

The following principal risks are common to all of the Funds:
•
Market Risk.  Market risk is the risk that adverse changes to a company to which a Fund has exposure through its investments, or changes to a sector, industry or market impacting those investments, could result in a loss in the value of your investment.

•
Non-Diversification Risk.  Each Fund is classified as a non-diversified fund.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer, which could affect the value of your investment. It may also increase the volatility of each of the Funds’ share price, as compared to diversified funds.

•
Selection Risk.  Selection risk is the risk that the securities that the Adviser selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•
Volatility Risk.  Volatility risk is the risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions.  Price changes may be temporary or may last for extended periods. Instability in financial markets has led to volatile financial markets that expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds.  In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, governments globally have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear.  Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a Fund’s ability to achieve its investment objective..

The following principal risks were summarized previously and apply to the specific Fund(s) noted:
•
Concentration Risk.  Concentration risk is the risk that poor performance in a group of stocks common to a particular region, industry or other grouping will significantly affect the performance of a Fund.  This risk is particularly pertinent as Funds that seek to focus on investments in particular regions, industries or other groupings consistent with their strategy.  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund, RE Fund)

•
Currency Risk.  Currency risk is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may impact the value of the Fund’s investments.  The risk exists for investments in securities which are listed on foreign stock exchanges as well as investments in securities of U.S. companies which derive a portion of their income from outside the U.S.  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund)

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•
Derivative Securities Risk.  A Fund’s use of derivatives may reduce that Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.  A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities.  The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately.  A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potential unlimited.  Finally, the Adviser may not be able to predict correctly the direction of securities prices, interest rates, and other economic factors, which could cause a Fund’s derivatives positions to lose value.  When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.  Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.  (Emerging Growth Fund, Agency MBS Fund)

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Emerging Markets Risk.  Emerging markets risk refers to the potential for a Fund to invest in securities which are listed on the exchanges of emerging economies, as well as investing in companies which are located or have operations within such markets.  Emerging markets are typically more volatile than developed markets and may expose a Fund to issues such as heightened political risk, securities whose valuations fluctuate widely, sovereign intervention and the potential for domestic economic management to impact on the viability of infrastructure-based operations within that market.  This risk includes the risk of a government of an emerging market invoking policy or regulation that changes the established rights of private sector companies or the operation of financial markets.  There is a further risk that a government may prevent or limit the repatriation of foreign capital or the availability of legal redress through the courts.  (Emerging Growth Fund)

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Exchange-Traded Funds Risk.  ETFs are investment companies that are bought and sold on a securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETFs operating expenses, including the potential duplication of advisory fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track.  An ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  (Emerging Growth Fund)

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Exchange-Traded Notes Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  The notes and other financial instruments held by the ETN are unsecured debt of the issuer of the ETN.  Consequently, in the event of a bankruptcy, insolvency or liquidation involving the issuer of the ETN, any of those securities or instruments that the ETN owns will be subject to the claims of the issuer’s creditors generally and will not be available specifically for the benefit of the Fund.  The principal, interest or any other amounts payable on the notes, and the amount of money or warrant property payable or deliverable in respect of the warrants, constitute the issuer’s direct, unconditional, unsecured and unsubordinated obligations ranking pari passu, without any preference among themselves, with all of the issuer’s other outstanding unsecured and unsubordinated obligations, present and future, except those obligations as are preferred by operation of law.  (Emerging Growth Fund)

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•
Foreign Securities Risk.  As the Funds may invest, directly or indirectly, in companies or markets located in countries other than the U.S. or in companies which have operations outside the U.S., they may be exposed to risks associated with foreign investments, including:

(i)	The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates;
(ii)	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions;
(iii)	Foreign holdings may be adversely affected by foreign government action;
(iv)	International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings;
(v)	The economies of certain countries may compare unfavorably with the U.S. economy; and
(vi)	Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.
  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund)
•
Guaranteed Securities Risk.  The Fund may invest in securities issued or guaranteed by U.S. Government-sponsored entities, including FNMA and FHLMC.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Obligations of U.S Government agencies and authorities are supported by varying degrees of credit but generally are not backed in their entirety by the U.S Government.  No assurance can be given that the U.S Government will provide financial support to its agencies and authorities if it is not obligated to do so.  In respect of FNMA and FHLMC, they are subject to government supervision and regulation though these securities are not insured or guaranteed by the U.S. Government.  Any adverse regulatory action could impact the prices of the securities the Fund owns.  (Agency MBS Fund)

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Hedging Risk.  The Adviser may hedge some or all of a Fund’s portfolio by taking long and short positions in related securities.  Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of such portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus seeking to moderate the decline in the portfolio position’s value.  Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase.  In the event of an imperfect correlation between the position in a hedging instrument and the portfolio position that it is intended to protect, the desired protection may not be obtained, and the Fund may be exposed to a risk of loss.  In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.  The Adviser may determine in its sole discretion not to hedge against certain risks, and certain risks may exist that cannot be hedged.  (Agency MBS Fund)

•
Interest Rate Risk.  Interest rate risk arises with changes in market yields that change the value of fixed income investments.  The Agency MBS Fund may have large exposure to fixed income securities, therefore, movements in market yields may impact the value of your investment in the Agency MBS Fund.  (Agency MBS Fund)

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Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, preventing a Fund from closing out its position or rebalancing within a timely period and at a fair price.  Investments in emerging market securities may be less liquid at times than investments in more developed markets.  While every effort is made for the Funds to be able to satisfy redemption requests, prevailing market conditions may result in a Fund not being able to satisfy redemption requests when they are received.  The Funds may also suspend redemptions in certain circumstances.  (Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund, RE Fund)

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•
Master Limited Partnership Risk.  An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.  MLPs also involve certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs that concentrate in a particular industry or a particular geographic region are also subject to risks associated with such industry or region.  The benefit derived from a Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.  (Global Infrastructure Fund)

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Mortgage-Backed Securities Risks.  Mortgage-backed securities risks include prepayment risk and extension risk.  Prepayment risk is that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value of these securities.  In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.  Extension risk is the risk that rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates which may cause them to lose value.  (Agency MBS Fund)

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance. The Funds’ annual portfolio turnover rate is expected to be greater than 100%.  (Emerging Growth Fund, Agency MBS Fund)

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REIT Investment Risk.  The value and performance of equity, mortgage and hybrid REITs depends on how well the property owned by the REIT is managed.  A REIT’s performance also depends on that company’s ability to finance property purchases and renovations and manage its cash flows.  Both the Global RE Fund and the RE Fund may invest a substantial portion of its assets in equity REITs under normal conditions.  An equity REIT holds equity positions in real estate.  Equity REITs can provide their shareholders with income from the leasing of its properties and from the capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  In addition, an individual REIT’s securities value can decline if the REIT fails to continue qualifying for special tax treatment.  (Global RE Fund, RE Fund)

•
Short Sale Risk.  The Agency MBS Fund may actively engage in short selling.  A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that its market price will drop.  Short sales involve additional costs and risks.  If a security sold short increases in price, the relevant Fund may be required to cover its short position at a higher price than the short sale price, resulting in a loss.  While theoretically, the most an individual may lose on a long position is the total price paid, the total loss potential for a short sale is not definable.  In addition, a fund may not be able to close out a short position at a profit or at an acceptable price and may be forced to sell long positions to cover accumulated losses in the short portfolio.  A fund may also pay transaction costs and borrowing fees in connection with short sales.  (Agency MBS Fund)

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•
TBA and When-Issued Securities Risk.  TBA and when-issued securities involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  If the Fund chooses to dispose of the TBA or when-issued security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. TBA purchase commitments and when-issued transactions may give rise to a form of leverage.  To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk.  Use of these transactions may cause the Fund to liquidate portfolio positions to satisfy its obligations to meet segregation requirements when it may not be advantageous to do so.  It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such transactions than when it sets aside cash.  Investment in TBA or when-issued transactions tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and as a result the Fund may be more volatile that if it had not engaged in such transactions.  (Agency MBS Fund)

Additional Risks

A description of additional risks that may be applicable to some or all of the Funds can be found in the SAI.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual portfolio holdings for the Funds will be posted on the Funds’ website at www.macquariefunds.com until updated with the next required annual or semi-annual regulatory filing with the Securities and Exchange Commission (“SEC”).  The Annual and Semi-Annual Reports are available by contacting [_______________], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling [____________] and on the SEC’s website at www.sec.gov.  The Annual and Semi-Annual Reports are also posted on the Funds’ website.

Management of the Funds

About Macquarie Funds Group

Macquarie Funds Group (“MFG”) is a full service fund manager with over 25 years experience offering a diverse range of products across a wide range of asset classes, including managed funds, funds-based structured products, hedge funds and fund of funds.

MFG has global reach with over 600 staff across 19 global locations. As of March 31, 2009, MFG had over $45 billion in assets under management.  In the U.S., MFG operates its businesses out of a number of registered U.S. investment advisory entities regulated by the SEC, including Macquarie Capital Investment Management LLC, the adviser to the Funds.

MFG is part of the Macquarie Group of Companies (“Macquarie”), a global provider of banking, financial, advisory, investment and fund management services.  Headquartered in Australia, Macquarie operates in more than 70 office locations in 26 countries and employs more than 12,700 people and had assets under management of $169 billion at March 31, 2009.

Macquarie provides a diversified range of services to clients and acts on behalf of institutional, corporate and retail clients and counterparties around the world.  Macquarie Group Limited is listed on the Australian Securities Exchange (ASX:MQG) and, as the owner of Macquarie Bank Limited, an authorised deposit taker, is regulated by the Australian Prudential Regulatory Authority (“APRA”), the Australian banking regulator.

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The Adviser

Macquarie Capital Investment Management LLC (“MCIM” or the “Adviser”) is the investment adviser to the Funds.  MCIM supervises all aspects of the Funds’ operations and advises the Funds, subject to oversight by the Board of Trustees of the Trust (the “Board”). The Adviser has provided investment advisory services to each of the Funds since their inception.

For its services, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to the amounts shown below, expressed as a percentage of each Fund’s average daily net assets:

Fund	Management Fee
Emerging Growth Fund	0.75%
Global Infrastructure Fund	0.90%
Global RE Fund	0.75%
RE Fund	0.65%
Agency MBS Fund	0.50%

MCIM provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”).  A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ semi-annual report for the period covering the Funds’ inception to March 31, 2010.

MCIM is a Delaware corporation, with an office located at 125 West 55th Street, Level 10, New York, NY 10019.  The Adviser has provided investment advisory services to investment companies, pension and profit sharing plans, and other pooled investment vehicles since 2004.  The Adviser is a wholly-owned indirect subsidiary of Macquarie Group Limited.

Fund Operating Expenses

As stated above, the Adviser has agreed contractually to cap Net Annual Fund Operating Expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of a Fund’s business, if any) of each share class of each Fund at the levels shown in each Fund’s expense table (the “Expense Cap”).

To achieve this Expense Cap, the Adviser and each Fund have entered into an operating expenses limitation agreement.  The agreement sets a limit on certain operating expenses of each class of shares of each Fund and requires the Adviser to waive management fees or pay Fund expenses if a Fund’s operating expenses exceed that limit.

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The Adviser is permitted to seek recoupment from the applicable Fund, subject to limitations, for management fees it waived and Fund expenses it paid for three years from the date management fees were waived or expenses were paid, provided that any such recoupment during any fiscal year will not cause the Net Annual Fund Operating Expenses of the applicable share class to exceed the applicable Expense Cap.

Conflicts of Interest

The investment activities of MCIM and its affiliates (including their affiliates, directors, partners, trustees, managing members, officers and employees) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. Please see “Investment Adviser and Other Services – Material Conflicts of Interest” in the SAI for more information.

Prior Performance
The following table sets forth performance data relating to the historical performance of various funds managed by the same MCIM and Macquarie personnel responsible for the day-to-day management of the Funds for the periods indicated, and that have investment objectives, policies, strategies and risks substantially similar to those of each of the Funds.  The funds shown below are the only funds managed by the Adviser in a substantially similar manner to the portfolios of the Funds, unless indicated below. The data is provided to illustrate the past performance of Macquarie and the portfolio managers in managing substantially similar accounts as measured against the applicable indices shown, and does not represent the performance of the Funds.  The funds that are included in these tables are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (except for the U.S. registered closed-end fund discussed below).  Consequently, the performance results for the funds expressed below could have been adversely affected if they had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Funds.

Emerging Growth Fund
Macquarie Capital Investment Management LLC
Macquarie BRIC Advantage Fund (Unhedged) – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 11/2/06
(i) Relevant Indices
MSCI EM Index	33.57%	34.26%	-54.48%	1.84%	-15.73%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie BRIC Advantage Fund (Unhedged) (in USD, net of fees)	28.07%	28.65%	-36.81%	—	-2.36%

The Macquarie BRIC Advantage Fund (Unhedged) (“BRIC Advantage Fund”) is an Australian-registered open-end fund that invests predominantly in securities that provide exposure to emerging market economies with a particular focus on Brazil, Russia, India and China.  The BRIC Advantage Fund was launched on November 2, 2006.  The minimum asset level for an account to be included in the BRIC Advantage Fund is approximately $35,000 ($50,000 AUD).

The management fee for investments in the BRIC Advantage Fund is 1.20% of average daily net assets unless otherwise negotiated.  A performance fee of 20% of the outperformance of the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) is payable in U.S. dollars calculated daily and subject to specific performance hurdles.  Investment performance returns and market values are calculated in U.S. and Australian dollars, and are shown above in U.S. dollars only.

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The data shown represents past performance and offers no guarantee or representation of future results.  The BRIC Advantage Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Emerging Growth Fund by the 1940 Act or the Code.

Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Global Infrastructure Total Return Fund, Inc. – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	First Half 2009	One Year	Three Year	Since Inception: 8/25/2005
(i) Relevant Indices
Macquarie Global Infrastructure Index	16.31%	-1.68%	-31.91%	4.79%	5.12%
MSCI Daily TR Gross World USD	21.05%	6.79%	-40.33%	-7.60%	-5.09%
S&P Global Infrastructure Index	21.62%	2.22%	-38.98%	1.60%	2.39%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie Global Infrastructure Total Return Fund (MGU) (NAV)	28.44%	7.67%	-48.83%	-3.58%	-4.01%
MGU NAV (Unlevered Estimate) (net of fees)*	[20.73%]	[6.24%]	[-37.39%]	[-0.37%]	[-1.13%]
*
The Adviser currently manages a separate client account in a substantially similar manner to MGU.  The account’s performance during the time periods referred to herein do not materially differ from MGU’s Unlevered Returns.

The Macquarie Global Infrastructure Total Return Fund is a U.S.-registered closed-end fund, listed on the New York Stock Exchange (NYSE: MGU), that seeks to achieve its investment objective of providing investors with a high level of total return consisting of dividends and other income, and capital appreciation by investing at least 80% of its total assets in equity and equity-like securities issued by U.S. and non-U.S. issuers that primarily own or operate infrastructure assets.  MGU was launched on August 25, 2005.

MGU currently employs leverage in its strategy. For the purposes of this section, MGU’s periodic unleveraged rate of return (“Unlevered Return”) is presented in the table above as well as MGU’s actual performance.  The Unlevered Return is calculated based on the change between MGU’s Gross Market Value (as defined) at the beginning and end of the period.  MGU’s Gross Market Value represents its net asset value plus any outstanding borrowing and any interest expenses incurred on the borrowings during the period.

The periodic unleveraged rate of return is calculated based on the change between MGU’s Gross Market Values at the end of the period and the beginning of the period adjusted for the interest expense, incurred on the borrowing/leverage during the period, and divided by MGU’s Gross Market Value at the beginning of the period.  Gross Market Value represents the  Net Asset Value of the Fund plus outstanding borrowing/leverage.  Interest Expense is added back to the change in Gross Market Values because, under the assumption of the unleveraged method, the Global Infrastructure Fund would not have incurred the expense of borrowing/leverage.

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The management fee for all accounts in MGU is 1.00% of the fund’s total assets for total assets of the fund up to and including $300 million, 0.90% of the fund’s total assets for total assets of the fund over $300 million up to and including $500 million, and 0.65% of the fund’s total assets for total assets of the fund over $500 million.  Investment performance returns and market values are calculated in U.S. dollars.

The data shown represents past performance and offers no guarantee or representation of future results.

Global RE Fund
Macquarie Investment Management Limited
Macquarie Global Property Securities Fund – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 12/10/06
(i) Relevant Indices
FTSE EPRA/NAREIT Developed Total Return Index (USD) (Before March 1, 2007, the index was UBS Global Index (USD))	35.91%	5.88%	-47.72%	N/A	-29.69%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie Global Property Securities Fund (USD Class B) (net of fees)	29.31%	6.32%	-44.48%	N/A	-24.16%
*Note – The USD Class B originated after the AUD share class.  The Index returns are thus reported from both inception dates.  Exchange rates are calculated as per the WM/REUTERS 4 p.m. London close at the end of each month.

The Macquarie Global Property Securities Fund is an Australian-registered open-end fund that invests predominantly in a diversified portfolio of property securities listed, or securities that are expected to be listed, on stock exchanges in regions including Australia, Asia, Europe and North America.  The Macquarie Global Property Securities Fund was launched on October 17, 2005.  The minimum asset level for an account to be included in the Macquarie Global Property Securities Fund is approximately $70,000 ($100,000 AUD).

The management fee for all accounts in the fund is 1.00% of average daily net assets.  Investment performance returns and market values are calculated in U.S. and Australian dollars.

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			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since 12/10/2006*
(i) Relevant Indices
FTSE NAREIT Equity REIT Index	28.85%	-12.21%	-37.73%	-10.83%	-10.38%
(ii) Accounts/Composites with Same or Similar Strategies
North America Property Securities Segment (USD) (net of fees)	23.92%	-10.11%	-29.93%	-5.36%	-0.99%
Macquarie Global Property Securities Fund (USD Class B) (net of fees)	29.31%	6.32%	-44.48%	N/A	-24.16%
*Returns date back to December 10, 2006, the date the U.S. Share Class of the Macquarie Global Property Securities Fund was started.

The Macquarie North America Property Securities segment is a subset of the Macquarie Global Property Securities Fund noted above, and represents investments predominantly in a diversified portfolio of real estate securities listed, or securities that are expected to be listed, on stock exchanges in North America.  The Macquarie Global Property Securities Fund, including the Macquarie North American Property Securities segment, was launched on October 17, 2005.  In this table, the North America Property Securities segment is shown with returns for the FTSE NAREIT Equity REIT Index which more closely represents the universe of investments of the segment.

The data shown represents past performance and offers no guarantee or representation of future results.  The Macquarie Global Property Securities Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Global RE Fund by the 1940 Act or the Code.

Agency MBS Fund
Macquarie Allegiance Capital, LLC
Macquarie MBS Fund – June 30, 2009 Returns

			As of Last Completed Calendar Year End (12/31/2008) (Annualized)
	2nd Qtr 2009	1st Half 2009	One Year	Three Year	Since Inception: 8/1/2007
(i) Relevant Indices
Barclays MBS Index	0.70%	2.91%	8.34%	N/A	9.58%
(ii) Accounts/Composites with Same or Similar Strategies
Macquarie MBS Fund Composite (net of fees)	0.96%	3.05%	4.94%	N/A	7.13%

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results
		U.S. Dollars (millions)	Number of Accounts	Composite		Composite Dispersion
				Pure Gross of Fees	Net of Fees
2008	$3,748	$11.56	1	5.44%	4.94%	0
2007*	$4,329	$0.5	1	5.28%	5.07%	0
     *Note data only from August 1 – December 31.

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Macquarie Allegiance Capital, LLC has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

Firm. Macquarie Allegiance Capital, LLC (the “Firm”) is an SEC registered investment adviser that invests primarily in fixed income securities. The Firm is wholly owned by Macquarie Affiliated Managers Allegiance (USA) Inc, and is affiliated with a number of entities, including other investment advisers.

Composite Construction. The MBS Fund (the “Composite”) was created on August 1, 2007. The Composite includes all actual, fee-paying, fully discretionary accounts managed by the Firm for at least one full month with a minimum asset level of $1,000,000. A complete list and description of all performance composite results is available upon request.

Benchmark. The objective of the MBS Fund is to provide clients with an absolute return outcome by trading primarily in Agency MBS and related securities. The fund does not have a defined benchmark as an objective of absolute returns. The Barclays MBS Index can be used as a supplemental and secondary index for relative return purposes.

Calculations. All returns for the accounts in the Composite are based in U.S. dollars and are computed using a time-weighted total rate of return adjusted for weighted cash flows. Portfolios are valued monthly as current investment agreements allow for month end withdrawals and deposits. Market values include interest income accrued on securities held within accounts. Trade date accounting is used since inception. All coupon payments are based on settlement date since inception. Pricing of securities held and trading activity is expected to be at institutional levels. Security transactions are generally accomplished on a block-trading basis across multiple client accounts where feasible. As a commingled Fund, portfolio performance could be adversely impacted by withdrawals or deposits. The Composite commingled fund vehicle gives each investor a proportionate share of units based upon individual assets at a determined NAV. No dispersion is created.

Fees. Composite performance return is NET of management fees. Actual client fees may vary due to size of account. Macquarie Allegiance Capital’s annual investment advisory fee for the Composite is 0.40% plus additional administrative fees, not to exceed a total fee of 0.50% per year.

The data shown represents past performance and offers no guarantee or representation of future results. The Macquarie MBS Fund is not subject to the same specific tax restrictions and investment limitations imposed on the Agency MBS Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended.

To obtain additional information regarding policies or calculating and reporting returns, please contact Macquarie Capital Investment Management LLC at 212-231-1000.

Portfolio Management

Emerging Growth Fund
David Dali
Mr. Dali is a Managing Director of Macquarie, and has been a portfolio manager of the Emerging Growth Fund since its inception. In 1999, Mr. Dali co-founded and was a portfolio manager at OneWorld Investments, the predecessor firm to Globalis Investments LLC. Macquarie acquired Globalis Investments in 2008 and Mr. Dali is head of Macquarie’s Emerging Markets Macro team.

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John Janasiewicz
Mr. Janasiewicz is a Senior Vice President of Macquarie, and has been a portfolio manager of the Emerging Growth Fund since its inception. In 2002, Mr. Janasiewicz joined OneWorld Investments, the predecessor firm to Globalis Investments LLC, as a portfolio manager. Macquarie acquired Globalis Investments in 2008.

Global Infrastructure Fund
Andrew Maple-Brown
Mr. Maple-Brown is a Senior Vice President of Macquarie, and has been the portfolio manager of the Global Infrastructure Fund since its inception. Mr. Maple-Brown joined Macquarie’s Infrastructure Securities team in 2007 as a portfolio manager. Prior to that, he spent six years in Macquarie’s Debt Markets group.

Global RE Fund
David Kivell
Mr. Kivell is a Senior Managing Director of Macquarie, and has been a portfolio manager of the Global RE Fund since its inception. Mr. Kivell joined Macquarie in 1996 and is head of the Real Estate Securities team.

Charles Song
Mr. Song is a Managing Director of Macquarie, and has been a portfolio manager of the Global RE Fund since its inception. Mr. Song joined Macquarie’s Real Estate Securities team in 2008 as a portfolio manager and co-head of the Real Estate Securities team. Prior to that, he was a portfolio manager for five years at Dividend Capital Investments.

RE Fund
Charles Song
Mr. Song is a Managing Director of Macquarie, and has been the portfolio manager of the RE Fund since its inception. Mr. Song joined Macquarie’s Real Estate Securities team in 2008 as a portfolio manager and co-head of the Real Estate Securities team. Prior to that, he was a portfolio manager for five years at Dividend Capital Investments.

Agency MBS Fund
William K. Mawhorter
Mr. Mawhorter is a Managing Director of Macquarie, and has been a portfolio manager of the MBS Fund since its inception. Mr. Mawhorter co-founded Allegiance Capital Management in 1988, which was acquired by Macquarie in 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.

SHAREHOLDER INFORMATION

Description of Share Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares. The Funds have each registered three classes of shares – Class A, Class C and Class I shares. This Prospectus offers Class I shares of the Funds. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

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•
Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. Class A shares of the Funds are not offered in this Prospectus.

•	Class C shares are charged a CDSC of 1.00%. The Class C shares are also charged a 1.00% Rule 12b-1 distribution and servicing fee. Class C shares of the Funds are not offered in this Prospectus.

•
Class I shares are institutional shares that do not require that you pay a sales charge, Rule 12b-1 fees or shareholder servicing fees. If you purchase Class I shares of a Fund you will pay the NAV next determined after your order is received.

The following persons are eligible to invest in Class I shares:

1.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank National Association, acts as custodian.

2.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of Macquarie Capital Investment Management, LLC and its affiliated companies.

3.	Shareholders investing through accounts at Macquarie Capital Investment Management, LLC and its affiliated companies.

Please note the following:

•
Class I shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Class I shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Transfer Agent.

•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Class I shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment adviser may aggregate all client accounts investing in the Funds to meet the Class I shares investment minimum.

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How to Purchase, Redeem and Exchange Shares

Investors can open an account by purchasing the minimum amount of shares for the relevant type of account. These minimum amounts and minimum subsequent investment amounts are shown in the table below:

Type of Account	Minimum Initial Investment	Subsequent Investment
Institutional Accounts	$1,000,000	No Minimum
401(k), pension or other types of Employee Retirement Income Security Act (“ERISA”) accounts	$1,000,000	No Minimum
Automatic Investment Plan (initial and installment payments)	$1,000,000	No Minimum

Investors may purchase, exchange or redeem each Fund’s shares at a price based the next NAV per share calculated after the Transfer Agent or your broker receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.

More information regarding pricing is available in the “**” section at page [**].

Purchasing Shares

There are several ways to purchase shares of the Funds. An account application is used to open an account if you send money directly to the Funds by mail or wire.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
PURCHASES BY CHECK
If you wish to open an account through a purchase by check, simply complete the account application and mail it with a check (made payable to “[NAME OF FUND]”) to one of the addresses below.
To add to an account using a check, mail your check, (made payable to “[NAME OF FUND]”) along with a stub from an account statement, to one of the addresses below. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result.
Regular Mail Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202
Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “[NAME OF FUND]”.

PURCHASES BY TELEPHONE
Cannot be used to open an account.
If you have elected this option on your account application, you may purchase additional shares directly from the Funds, by contacting the Transfer Agent at [__________________]. Each telephone order must be a minimum of $50.

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Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase. Upon receipt of the withdrawn funds, the applicable Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Funds for this service.  The Funds may terminate or modify this privilege at any time.

PURCHASES BY WIRE TRANSFER
If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.

Upon receipt of your completed account application, the Transfer Agent will establish an account for you at which point you may instruct your bank to send the wire payment.

Please contact the Transfer Agent at [__________________] prior to sending a wire for any purchase in order to ensure proper credit.
Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:   U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC: [NAME OF FUND]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Your bank may charge you a fee for sending a wire payment to the Funds.

PURCHASES THROUGH A BROKER
You may buy shares of the Funds through certain brokers and their agents (together, “brokers”) that have made arrangements with the Funds.

 An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.
Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Funds or the Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.

Contact your broker if you wish to make further contributions to your account.

The broker is responsible for processing your orders correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

The broker is responsible for processing your orders correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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PURCHASES THROUGH AUTOMATIC INVESTMENT PLANS (“AIPs”)
You can make regular monthly or quarterly investments in the Funds by establishing an AIP.	Once the initial minimum investment is made, there is no subsequent minimum monthly AIP investment amount.

To establish the AIP, an investor must complete the appropriate sections of the account application.  You can mail or overnight deliver your account application and check for you initial investment to the Transfer Agent by following the instructions above under “Purchases by Check”.

You may terminate or modify your participation by notifying the Transfer Agent five days prior to the next date scheduled for an AIP investment.

A request to change bank information will require a signature guarantee.

For additional information on the AIP, please call the Transfer Agent at [_______________].	Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.

In order to participate in the AIP, your financial institution must be an ACH member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the applicable Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Funds for this service.  The Funds may terminate or modify this privilege at any time.

Other Purchase Information

The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

The Funds reserve the right to reject any purchase request in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at [___________________].

The Funds do not issue share certificates.  Shares of the Funds have not been registered for sale outside of the U.S.  The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Redeeming Shares
You have the right to redeem all or any portion of your shares of a Fund at their next calculated NAV per share on each day the New York Stock Exchange (“NYSE”) is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to a 10% withholding tax.  IRA redemption requests must be made in writing.

REDEMPTION METHOD	RECEIVING REDEMPTION PROCEEDS
REDEEMING BY MAIL
You may redeem your shares by sending a written request to the Funds.  You should give your account number and specify the number of shares or dollar amount, and the fund name.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Where you are requesting redemption of $100,000 or more, you must also enclose a signature guarantee (further information on signature guarantees is available in the “Signature Guarantees” section on page [**]).

You should send your redemption request to:

Your redemption proceeds will be sent to you by check in the mail.

Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.

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Regular Mail Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Macquarie Funds [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202
Note: The Macquarie Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
REDEEMING BY TELEPHONE
You must indicate on your application that you intend to use the Redemption by Telephone facility.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee (further information on signature guarantees is available in the “Signature Guarantees” section on page [**]).

You may redeem shares on any business day the NYSE is open by calling the Transfer Agent at [_____________] before the close of trading on the NYSE.

By establishing telephone redemption privileges, you authorize the applicable Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.

Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.

If you request, redemption proceeds will be wired on the next business day to your designated bank account, or via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.

In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.

There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.

Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The relevant Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the relevant Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The relevant Fund may change, modify, or terminate these privileges at any time upon at least 60’ days notice to shareholders.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

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SYSTEMATIC WITHDRAWAL PLAN
You may set up a Systematic Withdrawal Plan (the “SWP”) whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.

To start the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each time is $100.

You will receive a check for your nominated amount by mail at intervals as nominated.
The SWP may be terminated or modified by you or the applicable Fund at any time without charge or penalty.

Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of shares due to participation in the SWP.

Redemption Fee

The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 90 days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.

The redemption fee is deducted from your proceeds and is retained by the applicable Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the SWP.  Although each Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address requested has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; or
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

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Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not a signature guarantor.

Further Information on Payment of Redemption Proceeds

You may redeem a Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record. Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

No redemption request will become effective until the Transfer Agent has received all documents in proper form. Shareholders should contact the Transfer Agent at [___________] for further information concerning documentation required for redemption of Fund shares.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days. This delay can be avoided by investing by wire to make your purchase.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC. Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Your redemption proceeds are net of any redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act. Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash (it is not expected that the Funds would do so except in unusual circumstances). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Funds if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Funds determine to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action.

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Exchanging Shares

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges. You may exchange by mail or telephone using the details in the Purchasing Shares and Redeeming Shares tables above.

If you want to exchange your shares you should note the following:

•	Exchanges may only be made between like share classes of any Macquarie Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

•	Exchanges are considered a redemption and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected (See “Tools to Combat Frequent Transactions” below); and

Additional Shareholder Information

Customer Identification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at [___________________] if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Share Price

Shares of the Funds are sold at their public offering price, which is the NAV per share, calculated for the Funds as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the NYSE is open for unrestricted business. However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.

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Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests. The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities. The NAV per share is determined by dividing the NAV by the number of shares outstanding. The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by a Fund that is listed on a stock exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. When market quotations are not readily available or securities are not listed on an exchange, a security or other asset is valued at its fair value as determined by a third party pricing service as approved by the Board or by other procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases or redeems shares in a Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that each Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Frequent Trading and Market Timing

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include monitoring trading activity, imposing redemption fees and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

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Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Redemption Fee
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 90 days or less. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the applicable Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the SWP. Although each Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found above under the heading titled, “Share Price.”

Fund Mailings

Statements and reports that the Funds send to you include the following:

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•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please contact the Transfer Agent at [_______________] to request individual copies of these documents. Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Funds (“Distributor”). The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).

Additional Payments to Third Parties

The Adviser, out of its own resources, and without additional cost to each Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of any of the Funds on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General Transaction Policies

Some of the following policies are mentioned above. In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•
Reject any purchase request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

49

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity. If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the applicable Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Funds.”

Your financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

Dividends from net investment income, if any, are distributed depending on the Fund in which you are invested. The table below sets out the dividend distribution frequency according to Fund:

Fund	Dividend Distribution
Emerging Growth Fund	Annually
Global Infrastructure Fund	Semi-Annually
Global RE Fund	Quarterly
RE Fund	Quarterly
Agency MBS Fund	Monthly

Capital gain distributions, if any, will be distributed annually, normally in December each year.

The Funds may make an additional payment of dividends or capital gain distributions if they deem it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

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If you elect to receive any distributions paid in cash, and (1) a check it is unable to be delivered; or (2) a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s NAV per share on that date of reinvestment, and to reinvest all subsequent distributions. Where a check is unable to be delivered, the reinvestment date will be the first business day after the day the check is returned to the Transfer Agent. Where a check remains outstanding for six months, the reinvestment date will be the date of the check. If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

IMPORTANT TAXATION INFORMATION

Each Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to make distributions of dividends and capital gains. Dividends are generally taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. Fund distributions of short-term capital gains are taxable as ordinary income. Qualified dividend income distributed to individual investors is currently eligible for taxation at long-term capital gain rates.

Fund distributions of long-term capital gains are taxable as long-term capital gains. The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. There is no requirement that a Fund take into consideration any tax implication when implementing its investment strategy.

Please note that dividends received from REIT securities can be taxed as ordinary income or capital gains. In general, dividends from REITs included in the Funds are taxed as ordinary income. However, the Fund is allowed to treat income received as qualified dividend income from a REIT to the extent that the REIT designates that amount as such to the Fund. Typically, REITs will inform shareholders of the proper tax character of distributions after the end of the calendar year in which the distributions were made. To the extent that a REIT designates a portion of its ordinary income distributions as qualified dividend income, the Fund will likewise designate these amounts as qualified dividend income to the extent allowed by law when distributed to the Fund’s shareholders. Additionally, to the extent that a REIT designates a portion of its distributions as capital gain distributions, the Fund will likewise designate these amounts to the extent allowed by law.

Total ordinary dividends may include net income which is not qualified dividend income. If a fund's income from sources which are not qualified dividend income exceeds fund expenses, the fund will distribute at least some dividends that are not qualified. Sources of income that are not qualified dividend income include, among other things, interest, capital gains, securities lending income, certain preferred or foreign dividends, most REIT dividends, most MLP distributions and dividends on securities where the Funds did not meet certain holding period requirements.

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Other than qualified retirement plans and other tax-exempt investors, shareholders will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares. Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you redeem or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction. Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held. You are responsible for any tax liabilities generated by your transaction. You should consult your own tax adviser concerning federal, foreign, state and local tax consequences of an investment in the Funds.

Financial Highlights

Because the Funds had not yet commenced operations as of the date of this Prospectus, no financial highlights are available at this time.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

▪   Information the Funds receive about you on applications or other forms;

▪   Information you give us orally; and

▪   Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom the Funds have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Macquarie Funds
Each a series of Advisors Series Trust
www.macquariefunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s previous fiscal year.

The SAI is available free of charge on the Funds’ website at www.macquariefunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at [________________] or by writing to:

Macquarie Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.macquariefunds.com

You may review and copy information about the Funds, including the Shareholder Reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Subject to Completion—Dated July 17, 2009

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Macquarie Emerging Growth Fund (the “Emerging Growth Fund”) Class A Class C Class I Macquarie Global Infrastructure Securities Fund (the “Global Infrastructure Fund”) Class A Class C Class I	Trading Symbol: [_______] [_______] [_______] [_______] [_______] [_______]
Macquarie Global Real Estate Securities Fund (the “Global RE Fund”)
Class A	[_______]
Class C	[_______]
Class I	[_______]
Macquarie Real Estate Securities Fund (the “RE Fund”)
Class A	[_______]
Class C	[_______]
Class I	[_______]
Macquarie Agency MBS Total Return Fund (the “Agency MBS Fund”)
Class A	[_______]
Class C	[_______]
Class I	[_______]

(Each a “Fund,” and together the “Funds” or “Macquarie Funds”)

Each Fund is a series of
Advisors Series Trust

Statement of Additional Information
September 30, 2009

This Statement of Additional Information (“SAI”) provides general information about The Macquarie Funds, each a series of Advisors Series Trust (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectuses dated September 30, 2009, as supplemented and amended from time to time.  Macquarie Capital Investment Management, LLC (the “Adviser”) is the investment adviser to the Funds.  A copy of each Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Funds’ website at www.macquariefunds.com.

Macquarie Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
[__________________]

INVESTMENTS IN THE FUNDS CONTAINED HEREIN ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ABN 46 008 583 542 (“MBL”) NOR ANY MACQUARIE GROUP COMPANY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND PRINCIPAL INVESTED. NEITHER MBL NOR ANY OTHER MEMBER COMPANY OF THE MACQUARIE GROUP GUARANTEES THE PERFORMANCE OF THE FUNDS, OR THE REPAYMENT OF CAPITAL FROM THE FUNDS OR ANY PARTICULAR RATE OF RETURN.

1

THE TRUST	3

INVESTMENT POLICIES	3

MANAGEMENT	22

INVESTMENT ADVISER AND OTHER SERVICES	26

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN	34

MARKETING AND SUPPORT PAYMENTS	35

PORTFOLIO TRANSACTIONS AND BROKERAGE	35

REVENUE SHARING ARRANGEMENT	36

PORTFOLIO TURNOVER	36

DETERMINATION OF NET ASSET VALUE	36

PORTFOLIO HOLDINGS INFORMATION	37

PURCHASE AND REDEMPTION OF FUND SHARES	38

TAX MATTERS	43

DIVIDENDS AND DISTRIBUTIONS	46

ANTI-MONEY LAUNDERING PROGRAM	46

PROXY VOTING POLICY	47

CAPITAL STOCK AND GENERAL INFORMATION	48

FINANCIAL STATEMENTS	49

APPENDIX	A-1

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.

The Funds have not commenced operations as of the date of this SAI.

Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectuses as to the investment policies and risks of the Funds.

Non-Diversification

Each Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Funds, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund’s total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies) greater than 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As non-diversified investment companies, the Funds may be subject to greater risks than a diversified company because of the larger impact of fluctuation in the values of securities of fewer issuers.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, , or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy.

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Equity Securities

The Funds may invest in common stocks, preferred stocks, convertible securities, stapled securities, rights, warrants and depositary receipts (“DRs”), each of which is subject to certain risks, as discussed below.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds. The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery. The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis. There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. A preferred stock blends the characteristics of a bond and common stock. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock has a priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

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Stapled Securities. Stapled securities are where two or more different securities are contractually stapled so that they cannot be sold separately. Stapling is commonly used to provide investors with access to returns through the use of tax-effective structures.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current price on the market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone. An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Initial Public Offerings (“IPOs”)

Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Foreign Securities

Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”). The Funds reserve the right to invest in American Depositary Receipts (“ADRs”), dollar-denominated securities and foreign securities, including those denominated in currencies other than the U.S. dollar.

With respect to the Global Infrastructure Fund and the Global RE Fund, foreign securities are securities: (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.

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Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

•
Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

•
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

•
Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

•
Taxes. The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders. If a Fund invests more than 50 percent of its asset value in stock or foreign securities, then it may be possible for such Fund to pass through to shareholders credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by such Fund.

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In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectuses, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Emerging Markets. The Emerging Growth Fund, Global Infrastructure Fund and Global RE Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Real Estate Investment Trusts (“REITs”)

The Global RE Fund and RE Fund may invest in REITs. REITs are companies that develop, own or finance real estate. Most REITs specialize in commercial property like apartments, offices, malls, clinics and warehouses. Some REITs specialize in a city or region. Some REITs finance real estate transactions by making loans or buying mortgages.

A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, but for the special tax treatment in the Code available for REITs that satisfy certain requirements. REITs are often divided into three categories: equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings. Rental income is the main source of income for equity REITs. An equity REIT may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages and other debt instruments secured by real estate, which may secure construction, development or long-term loans. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Risks Relating to REITs. REITs may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders. The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

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Investment Company Securities

Each Fund may invest in shares of other investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, a Fund would also bear its pro rata portion of each of the other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund (other than money market funds); (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the NASD.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investment in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, that Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are a type of unsecured, unsubordinated debt security that combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. Although under the Code regulated investment companies such as the Funds are generally restricted from investing in commodities, it may be possible for the Funds to invest in certain commodity-linked ETNs without violating these restrictions in the Code.

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Master Limited Partnerships (“MLPs”)

Each Fund may invest in publicly traded MLPs. MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their cash flow in distributions. This pass through creates passive income or losses, along with dividend and investment income.

For federal income tax purposes, amounts received by a Fund from its investments in MLPs may be treated, in part, as a return of capital as a result of accelerated deductions that may be available with respect to the activities of the MLPs. As a result of such accelerated deductions, a Fund may realize taxable income in excess of cash flow from such an MLP in subsequent years, or the Fund may realize taxable income in excess of sale proceeds upon a subsequent disposition of such an MLP. A Fund must take such “phantom” income into account in determining whether it has satisfied the regulated investment company distribution requirements in the Code. It is possible that a Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or to sell securities at such time.

For federal income tax purposes, amounts received by a Fund from its investments in MLPs may be treated, in part, as a return of capital as a result of accelerated deductions that may be available with respect to the activities of the MLPs. As a result of such accelerated deductions, a Fund may realize taxable income in excess of cash flow from such an MLP in subsequent years, or the Fund may realize taxable income in excess of sale proceeds upon a subsequent disposition of such an MLP. A Fund must take such “phantom” income into account in determining whether it has satisfied the regulated investment company distribution requirements in the Code. It is possible that a Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or to sell securities at such time.

The MLPs the Funds may purchase are comprised of either a general partner (the “GP”) or a limited partner (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment. Typically, the GP has an investment in the MLP and can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase. This serves as an incentive to the GP to grow the partnership’s distributions.

Like most publicly traded entities, the total return of MLPs is somewhat determined by the overall stock market fluctuations and also relevant interest rates. MLP investment returns are possibly enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. Since many investors treat MLPs as an income vehicle, the security price can be influenced by general interest rate trends independent of specific underlying fundamentals.

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Derivatives

Futures and Options
Each Fund may use futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Derivative Instruments” herein) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Derivative Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Derivative Instruments will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act. In addition to the instruments, strategies and risks described below and in the Prospectuses, the Adviser may discover additional opportunities in connection with Derivative Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.

Special Risks. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

(1)
Successful use of most Derivative Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)
As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (e.g., financial instruments other than purchased options). If a Fund were unable to close out its positions in such financial instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

10

(4)
Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Derivative Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund will only purchase and sell futures contracts and options on futures contracts that are traded on an exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Under the supervision of the Board of Trustees, a Fund will determine whether investments in futures contracts and options thereon are illiquid. A Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid, that is, not readily marketable.

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

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Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Interest Rate Swaps. Each Fund may enter into interest rate swaps. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. In an interest rate swap, a Fund and another party typically exchange their respective commitments to pay each other floating for fixed rates of interest at a floating rate referenced to local short-term interest rates and a fixed rate referenced to U.S. interest rates.

A Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate NAV at least equal to the accrued excess will be segregated by the Fund. If a swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

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Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, a Fund may lose money.

Non-U.S. Currency Hedging Strategies—Special Considerations. Each Fund may invest in securities that are denominated in non-U.S. currencies and may engage in a variety of non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. A Fund may use options and futures contracts, swaps and indexed notes relating to non-U.S. currencies and forward currency contracts to attempt to hedge against movements in the values of the non-U.S. currencies in which a Fund’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no financial instruments on that currency are available or such financial instruments are more expensive than certain other financial instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using financial instruments on another currency or a basket of currencies, the value of which the Fund’s Adviser believes will have a high degree of correlation to the value of the currency being hedged. The risk that movements in the price of the financial instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of financial instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such financial instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the financial instruments until they reopen.

Settlement of hedging transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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Short-Term, Temporary, and Cash Investments

Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectuses, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

Government Obligations

Each Fund may make short term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association. See “Mortgage-Backed Securities” below for more information about GNMA, FNMA and FHLMC.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Certain of the Funds may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Mortgage-Backed Securities

Each Fund, especially the Agency MBS Fund, may invest in mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans. Traditionally, residential mortgage-backed securities have been issued by U.S. governmental agencies such as the GNMA, FNMA and FHLMC. The Funds will not invest in commercial or private, non-agency supported mortgage-backed securities. The types of residential mortgage-backed securities in which the Funds may invest may include the following:

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Guaranteed Mortgage Pass-Through Securities. The Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans issued by the U.S. Government or guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the Funds will invest are generally those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA Certificates. GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

FNMA Certificates. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing. On September 7, 2008, the U.S. Treasury Department and the FHFA announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA or FHLMC.

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Each FNMA Certificate entitles its registered holder to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

FHLMC Certificates. FHLMC is a corporate instrumentality of the U.S. Government created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

FHLMC guarantees to each registered holder of a FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a “FHLMC Certificate group”) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC Certificate group.

Adjustable Rate Mortgages (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.  ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.  Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

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Stripped Mortgage-Backed Securities ("SMBs").  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

TBA Purchase Commitments

TBA or “To Be Announced” purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 75 to 90 days.  TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  Unsettled TBA purchase commitments are valued at the current market value of the underlying securities and the fund will segregate in its account cash or other liquid assets in an amount at least equal to such commitments.  On delivery dates for such transactions, the fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow.  If a Fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  See also “When-Issued Securities” below.

When-Issued Securities

Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian (defined below) or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

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Each Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment.  A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

Illiquid Securities

As a non-principal strategy, each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  A Fund is permitted to sell restricted securities to qualified institutional buyers.

Lending Portfolio Securities

Each Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Fund.  Any loan might be secured by any one or more of the three types of collateral.  The terms of a Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

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The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, a Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Borrowing

Each Fund is authorized to borrow money from time to time in amounts not to exceed at any time 1/3 of the value of its total assets at the time of such borrowings for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the NAV per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Investment Restrictions

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Funds.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Funds.

Each Fund’s investment objective is fundamental.

In addition, as a matter of fundamental policy, each Fund may not:

1.
Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority;

2.
Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority;;

3.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except for the Emerging Growth Fund, Global Infrastructure Fund, Global RE Fund, and RE Fund;

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5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although a Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), except for the Global RE Fund and the RE Fund;

6.	Purchase or sell commodities or commodity futures contracts;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the applicable Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not:

1.	Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings (see Restriction 2 above) and only with respect to 33 1/3% of its total assets; or

2.	Invest more than 15% of a Fund’s net assets in illiquid securities. (See “Illiquid Securities” above for a complete discussion of illiquid securities.)

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectuses is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name.  If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.  The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, birth dates, positions with the Trust, term of office and length of time served, business addresses, principal occupations during the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

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Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Michael D. LeRoy (age 62, dob 8/14/1947) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since December 2008.	President, Crown Capital Advisors, LLC (financial consulting firm) (2000 to present).	5	Director, Wedbush Bank.

Donald E. O’Connor (age 73, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	5	Trustee, The Forward Funds (31 portfolios).

George J. Rebhan (age 75, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	5	None.

George T. Wofford (age 69, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	5	None.

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Joe D. Redwine(3) (age 62, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.	5	None.

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 62, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 42, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 48, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 62, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President and Chief Compliance Officer Anti-Money Laundering Officer	Indefinite term since September 2004. Indefinite term since June 2007.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.

Jeanine M. Bajczyk, Esq. (age 44, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

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(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the series of the Trust.

Compensation

The Independent Trustees receive an annual trustee fee of $44,000 per year with no additional fee for attendance at meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of each Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is currently comprised of the following members: Messrs. LeRoy, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of all Trustees and representatives from the Administrator’s staff who are knowledgeable about the Funds.  The Valuation Committee’s primary membership is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

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Board Interest in the Funds

As of December 31, 2008, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor, (as defined below), or any affiliate of the Adviser or Distributor.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

Management Ownership Information.   As of September 30, 2009, none of the Trustees and officers of the Trust beneficially owned shares of the Funds as they had not yet commenced operations.

INVESTMENT ADVISER AND OTHER SERVICES

Investment Adviser

Macquarie Capital Investment Management LLC (“MCIM” or the “Adviser”) acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  MCIM is a wholly owned subsidiary of Macquarie Group Limited. The Macquarie Group of Companies (“Macquarie”, which includes Macquarie Group Limited, its subsidiaries and affiliates, and the funds that they manage), is a global provider of banking, financial, advisory, investment and funds management services.  Headquartered in Australia, Macquarie operates in more than 70 office locations in 26 countries and employs more than 12,700 people and had assets under management of $169 billion at March 31, 2009.

Macquarie provides a diversified range of services to clients and acts on behalf of institutional, corporate and retail clients and counterparties around the world.  Macquarie Group Limited is listed on the Australian Securities Exchange (ASX:MQG) and, as the owner of Macquarie Bank Limited, an authorized deposit taker, is regulated by the Australian Prudential Regulatory Authority (“APRA”), the Australian banking regulator..

Subject to such policies as the Board may determine, the Adviser is responsible for investment decisions for the Funds.  Under the Advisory Agreement, the Adviser agrees to invest the assets of the Funds in accordance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds’ and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and Amended and Restated By-Laws; the Funds’ Prospectuses, SAI, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Adviser.  In providing such services, the Adviser shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

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Without limiting the generality of the foregoing, the Adviser has agreed to (i) furnish the Funds with advice and recommendations with respect to the investment of the Funds’ assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Funds, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iv) vote proxies and take other actions with respect to the Funds’ securities; (v) maintain the books and records required to be maintained with respect to the securities in each Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Funds’ assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board of Trustees such periodic and special reports as the Board may reasonably request.  The Adviser has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement.  Personnel of the Adviser may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or retained by the Adviser to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Adviser or the Trust’s Board of Trustees may desire and reasonably request.  With respect to the operation of the Funds, the Adviser has agreed to be responsible for the expenses of printing and distributing extra copies of the Funds’ Prospectuses, Statement of Additional Information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Adviser.

As compensation for the Adviser’s services, each Fund pays it an advisory fee at the rate specified in the Prospectuses.  In addition to the fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board of Trustees that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Trust’s Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, the Prospectuses and the SAI of the Funds or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s net annual fund operating expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investment in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of a Fund’s business, if any) to the limit set forth in the Fees and Expenses table of the Prospectuses.  Any such waivers made by the Adviser in its management fees or payment of Fund expenses which are the Funds’ obligation are subject to recoupment by the Adviser from the Funds, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board of Trustees’ subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Funds’ payment of current ordinary operating expenses.

After an initial two-year period, the Advisory Agreement will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of a Fund at any time without penalty, on 60 days’ written notice to the Adviser.  The Advisory Agreement also may be terminated by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Portfolio Managers

The portfolio managers are each officers or employees of Macquarie and are not employed directly by MCIM.  The portfolio managers provide advisory services through MCIM, under its supervision and control.

Emerging Growth Fund

The Emerging Growth Fund is managed by Messrs. David Dali and John Janasiewicz who serve as co-portfolio managers.

The following provides information regarding other accounts managed by Mr. Dali as of June 30, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$63.9	2	$63.9
Other Accounts	0	$0	0	$0

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The following provides information regarding other accounts managed by Mr. Janasiewicz as of June 30, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$54.56	1	$54.56
Other Accounts	0	$0	0	$0

Global Infrastructure Fund

The Global Infrastructure Fund is managed by Mr. Andrew Maple-Brown.  The following provides information regarding other accounts managed by Mr. Maple-Brown as of June 30, 2009.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	5	$800	1	$235
Other Accounts	0	$0	0	$0

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Global RE Fund

The Global RE Fund is managed by Messrs. David Kivell and Charles Song.  The following provides information regarding other accounts managed by Mr. Kivell as of June 30, 2009.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	5	$201.2	1	$257.1
Other Accounts	7	$438.3	1	$153.6

The following provides information regarding other accounts managed by Mr. Song as of June 30, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$9.3	0	$0
Other Accounts	3	$62.9	1	$102.3

RE Fund

The RE Fund is managed by Mr. Song whose “other accounts” information has been provided above.

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Agency MBS Fund

The Agency MBS Fund is managed by Mr. William Mawhorter.  The following provides information regarding other accounts managed by Mr. Mawhorter as of June 30, 2009.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$12.9	0	$0
Other Accounts	150	$3400.1	0	$0

Portfolio Manager Compensation

Compensation consists of three components being:

1.  fixed remuneration in the form of a base salary;
2.  variable (at risk) performance pay in the form of an annual profit share allocation; and
3.  a long term incentive in the form of grant of Macquarie Group Limited shares.

Fixed remuneration takes into consideration the role of the individuals and market conditions.  Remuneration is reviewed on a yearly basis in March/April and takes effect from July 1 of that year.

The discretionary profit sharing pool is allocated to business areas based primarily on relative contribution to profits taking into account capital usage, and then to individuals within the business areas.  Allocations to individuals are based on their performance contribution over the year to March 31.

As part of the annual remuneration review cycle, portfolio managers may be entitled to receive an allocation of shares based on their performance over the year.  Macquarie uses shares to provide a long term equity incentive for senior staff and to ensure significant alignment with shareholder interests over the long term.

Compensation is not directly based on the pre or post tax performance of the Funds over a certain period.  However, performance of the Funds may be one factor taken into account in determining compensation.

Compensation is not directly based on the value of assets held in the Funds’ portfolios.  However, the value of assets may be one factor taken into account in determining compensation.

Material Conflicts of Interest

The Adviser’s portfolio managers generally manage multiple portfolios for various accounts.  The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other accounts.  There is also a risk that a portfolio manager may treat one account more favorably than another.  In addition, the Adviser may advise other clients with investment objectives similar to those of the Funds.  There may be instances in which the Funds would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Adviser.

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Furthermore, the investment activities of the Adviser may conflict with those of the other members of Macquarie.  Macquarie is involved with a broad range of financial services.  As such, the Funds may be limited in their ability to freely trade a security at a future point to the extent that personnel of the Adviser or of Macquarie have or may be deemed to have material, non-public information in regard to the issuer of such security or if the trade would cause Macquarie to cross certain regulatory thresholds.  Macquarie has implemented ethical walls and similar information barriers to mitigate potential conflicts of interest arising from the activities of the various members of Macquarie.  However, there is no assurance that such measures are sufficient to mitigate these conflicts completely, and conflicts of interest may not always be resolved in the Funds’ favor.

Portfolio Manager Ownership of the Funds

As of the date of this SAI, none of the Funds’ portfolio managers beneficially owned shares of the Funds, as they had not commenced operations.

Service Providers

Fund Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”) with the Trust, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice.  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board.

The Administrator also acts as the Funds’ accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent.  The Administrator, Transfer Agent, and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp (“USB”).

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Custodian

Pursuant to a Custody Agreement between the Trust and The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60603 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, and holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.  Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The Distributor, Administrator, and Transfer Agent are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load.  A dealer who receives all of the sales load may be considered an underwriter of the Funds’ shares.
In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions).  The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

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DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Distribution Plan

The Funds have adopted on behalf of each Fund’s Class A and Class C shares a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average daily net assets of the Fund’s Class C shares.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of each Fund’s Class A and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into service agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

As of the date of this SAI, none of the Funds have made any payments to the Distributor.

Shareholder Servicing Plan

In addition, the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, Class A shares and Class C shares of the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.15% of each Fund’s average daily net assets.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.

As of the date of this SAI, none of the Funds have made any payments to the Adviser for such shareholder servicing functions.

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MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of a Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that the Adviser shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Adviser shall not direct orders to an affiliated person of the Adviser without general prior authorization by the Board to use such affiliated broker or dealer.  The Adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable price.  In selecting a broker-dealer to execute each particular transaction, the Adviser may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis.  The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Adviser and the Board may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Advisory Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Funds.  The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser, or any affiliate of either.  Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Adviser and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.  The Board will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

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On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Funds as well as other clients of the Adviser, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

REVENUE SHARING ARRANGEMENTS

The Adviser, out of its own resources and not out of any Fund’s assets (i.e., without additional cost to a Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to the service fees and other fees paid by the Funds to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.  As of September 30, 2009, the Adviser did not have any revenue sharing arrangements for the Funds.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Funds’ portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day.  The Funds do not expect to determine the NAV of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.  However, the NAV of the Funds’ shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

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The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Net Asset Value	=	NAV Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the “bid” and “asked” prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the “bid” and “asked” prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Funds’ top ten holdings and a complete list of the Funds’ portfolio holdings as of each calendar quarter-end is available on the Funds’ website at www.macquariefunds.com within five to ten business days after the calendar quarter-end. The top ten holdings and calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with the next required regulatory filings with the SEC. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

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▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis. Each Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Funds’ Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of each Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Funds. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

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How to Buy Shares

You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined NAV per share after receipt of the order by such agent before the Funds’ daily cutoff time. Orders received after that time will be purchased at the next-determined NAV.

The public offering price of Fund shares is the NAV per share plus the sales load for Class A shares. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price. Orders paid by check and received after 4:00 p.m., Eastern Time, will be processed on the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by federal wire or via the Automated Clearing House to avoid any delay in redemption or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 days after the purchase date. The Funds do not issue share certificates and their shares are not registered for sale outside of the United States.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative. The Funds will forward redemption proceeds or redeem shares for which they have collected payment of the purchase price.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

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Selling Shares Directly to the Funds

Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next NAV per share calculated after a Fund receives your request in proper form. In order to receive that day’s NAV per share, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectuses, or contact your investment representative. The telephone redemption privilege may be modified or terminated without notice.

In-Kind Purchases and Redemptions

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that each Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Automatic Investment Plan

As discussed in each Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation. Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

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Dealer Reallowance

The Dealer Reallowance for Class A shares is as follows:

Investment Amount	Sales Charge as a % of Offering Price(1)		Sales Charge as % of Net Amount Invested		Dealer Reallowance
	EQUITY FUNDS(2)	AGENCY MBS FUND	EQUITY FUNDS	AGENCY MBS FUND	EQUITY FUNDS	AGENCY MBS FUND
Less than $50,000	5.25%	3.75%	5.54%	3.90%	4.75%	3.25%
$50,000 but less than $100,000	4.75%	3.25%	4.99%	3.36%	4.25%	2.75%
$100,000 but less than $250,000	4.00%	2.50%	4.17%	2.56%	3.50%	2.00%
$250,000 but less than $500,000	3.00%	1.50%	3.09%	1.52%	2.50%	1.00%
$500,000 but less than $1,000,000	2.00%	1.00%	2.04%	1.01%	1.50%	0.50%
$1,000,000 and above(3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	The Equity Funds are all Funds other than the Agency MBS Fund.

(3)
The Transfer Agent will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

Breakpoints/Volume Discounts and Sales Charge Waivers

Class A Shares

If you purchase Class A shares of the Funds you will pay the public offering price (“POP”) which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table above) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown above.

Class A Shares of the Funds may be sold with a reduced or eliminated sales charge:
(1)           to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;
(2)           to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;
(3)           to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;
(4)           to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;

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(5)           to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Funds (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons;
(6)           to investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares;
(7)           any investor buying Class A shares of a Fund by exchanging Class A shares of another fund in the Macquarie Fund if those shares had previously incurred a sales charge;
(8)           any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;
(9)           any company exchanging shares with a Fund pursuant to a merger, acquisition, or exchange offer;
(10)         any investor, including any investment company, that has entered into an investment advisory agreement or other agreement with the Macquarie Funds; and
(11)         any insurance company separate account.

The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption.

Rights of Accumulation (“ROA”) – You may combine the value at the current public offering price of Class A and Class C shares of any of the Funds with a new purchase of Class A shares of any Fund to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment. ROAs also allow you to combine the value of your account with the value of eligible ROA accounts for purposes of meeting the breakpoint thresholds above.

Certain accounts may be aggregated for ROA eligibility. These include your current investment account in the Funds and accounts of members of your primary household provided that these investments were subject to a sales charge. Your primary household group consists of you, your spouse and children under age 21 living at home. Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;
•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and
•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own shares in a Fund.

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Letter of Intent (“LOI”) - By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months sufficient to meet one of the above thresholds. Reinvested distributions do not count as purchases made during this period. The relevant Funds will hold in escrow shares equal to approximately 5% of the amount of shares you set out in the LOI. If you do not invest the amount specified in the LOI before the expiration date, the Funds will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date. Otherwise, the Funds will release the escrowed shares when you have invested the agreed amount.

Account Reinstatement - Subject to the Funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Macquarie Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Reinvested Distributions – The sales charge applicable to Class A shares does not apply to Class A shares purchased with reinvested dividends.

Class A and Class C Shares

The deferred sales charge relating to Class A and Class C shares may be reduced or waived in certain circumstances, such as:
•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 ½ years old;
•	Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary

•	termination of an account in which Fund shares are held;
•	Withdrawals through a Systematic Withdrawal Plan;
•	Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers; and
•	Redemptions of shares acquired through reinvestment of dividends and distributions.

Please read the Funds’ Prospectuses for information on breakpoints, volume discounts, and sales charge waivers, if any.

TAX MATTERS

Each Fund has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year and calendar year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Funds can give no assurances that their distributions will be sufficient to prevent them from being subject to all applicable taxes. In addition, the Board may elect to pay such income or excise taxes if it determines that payment is, under the circumstances, in the best interests of the Funds. If a Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

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In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Funds must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses (which may include REITs), or the securities of one or more qualified publicly traded partnerships. Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Funds’ net tax-exempt interest, if any.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a non-deductible 4% excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid. The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectuses.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

Distributions of net investment income and net realized capital gains by the Funds will be taxable to shareholders whether made in cash or reinvested by the Funds in shares. Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from a Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

44

Each Fund or the securities dealer effecting a redemption of a Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold a certain percentage (currently 28%) of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the new account application or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to back up withholding tax.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Funds may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the “dividends received” deduction to the extent a Fund designates the amount distributed as a qualifying dividend. Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules. Shares of the Funds held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer properly identifies the shares as held for investment.

Redemptions of shares of the Funds will result in gain or loss for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of each Fund may be disallowed to the extent shares of a Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income, or, in the alternative, may be subject to a U.S. withholding tax at a rate of 35 percent on amounts attributable to dispositions by a Fund of U.S. real property interests (possibly including REIT stock) or to distributions received by a Fund from its REIT holdings.

45

The above discussion and the related discussion in the Prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. Paul Hastings has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Funds’ net investment income, substantially all of which will be declared as dividends to the Funds’ shareholders.

The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income or qualified dividend income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, that Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Funds’ shares may have been held by the shareholders. The maximum capital gains rate for individuals is currently 15% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income, currently 35%.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

46

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures which underscore the Adviser’s concern that all proxy voting decisions be made solely in the best interests of the Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

A general statement of voting policy and specific voting positions has been established by the Adviser. This policy is intended to serve as a guideline and to further the economic value of each security held by the Funds. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where the Adviser votes proxies on behalf of its clients and accounts, and/or recommend voting action on behalf of its clients and accounts, the Adviser shall do so in a manner that is consistent with the best interest of each of its clients and accounts and their shareholders, considered as a group rather than individually. For this purpose, “best interest” means in the best economic interest of each client or account and its shareholders, as investors, without regard to any self-interest which the Adviser, its management or affiliates might have in a particular voting matter or any interest which its clients’ shareholders may have other than their economic interest, in common, as investors.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Funds’ interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account.

Because the Funds invest in other investment companies (“Underlying Funds”), they may be subject to Section 12(d)(1)(F) of the 1940 Act, which requires a Fund to vote proxies either pursuant to instructions given by Fund shareholders or by voting for or against proposals in the same proportion as other shareholders of the Underlying Funds. The Adviser intends to vote the Funds’ shares of the relevant Underlying Fund for or against the proposals in the same proportion as all other shareholders of the Underlying Fund.

47

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free [_______________] and on the SEC’s web site at www.sec.gov.

CAPITAL STOCK AND GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in each Fund proportionately equal to the interest of each other share. Upon each Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund offers three classes of shares: Class A, Class C and Class I shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a shareholder servicing agent (“Shareholder Servicing Agent”) may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. As of the date of this SAI, no financial statements are available for the Funds as they have not commenced operations.

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APPENDIX

Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa — Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Corporation: Corporate Bond Ratings

AAA — This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-highest quality; Prime 2-higher quality; Prime 3-high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

A-1

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

A-2

PART C
(Macquarie Funds)

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
By-laws.  Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Contracts. Investment Advisory Agreement – to be filed by amendment.

(e)	Underwriting Contracts. Distribution Agreement – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custodian Agreements. Custody Agreement– to be filed by amendment.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Administration Servicing Agreement – to be filed by amendment.

(ii)
Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Transfer Agent Servicing Agreement – to be filed by amendment.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Accounting Servicing Agreement – to be filed by amendment.

(iv)	Operating Expenses Limitation Agreement – to be filed by amendment.

(v)	Licence Deed – to be filed by amendment.

(vi)	Power of Attorney was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(i)	Legal Opinion – to be filed by amendment.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreements.  Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – to be filed by amendment.

(n)	Rule 18f-3 Plan – to be filed by amendment.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant was previously filed with the Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)	Code of Ethics for Adviser – to be filed by amendment.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust and Article VI of Registrant’s Amended and Restated By-Laws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62755), dated December 2, 2008.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters' Select Funds Trust
Artio Global Equity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Artio Global Investment Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Fund, Inc.	MP63 Fund, Inc.
Brazos Mutual Funds	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Cullen Funds Trust	Primecap Odyssey Funds
Empiric Funds, Inc.	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Quaker Investment Trust
Fort Pitt Capital Funds	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	Rockland Funds Trust
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603
Registrant’s Investment Adviser	Macquarie Capital Investment Management LLC 125 West 55th Street New York, NY 10019
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 287 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of July, 2009.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 287 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Michael D. LeRoy*	Trustee	July 17, 2009
Michael D. LeRoy

Donald E. O’Connor*	Trustee	July 17, 2009
Donald E. O’Connor

George J. Rebhan*	Trustee	July 17, 2009
George J. Rebhan

George T. Wofford *	Trustee	July 17, 2009
George T. Wofford

Joe D. Redwine *	Trustee, Chairman and	July 17, 2009
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	July 17, 2009
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	July 17, 2009
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		July 17, 2009
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney